PRESIDENT'S LETTER
Dear Shareholder:

During 1996, the economy grew at a modest pace, the dollar strengthened and inflation was subdued. Corporate earnings continued to grow and U.S. equity markets provided attractive returns. In contrast, bond prices weakened over the course of 1996, due to inflationary fears and concerns that the Federal Reserve might raise interest rates. While we believe that the growth of the U.S. economy will slow, we do not anticipate a severe recession. Assuming the continuation of a steady, subdued rate of inflation, we expect interest rates will fall in 1997. These conditions should produce an attractive investment climate for both stocks and bonds.

WINTHROP AGGRESSIVE GROWTH FUND

The Class "A" shares of the Winthrop Aggressive Growth Fund returned 13.80% for the fiscal year ended October 31, 1996, versus 16.61% for the Russell 2000 Index. For the second year in a row, small company shares, as measured by the Russell 2000, under-performed large company stocks, as measured by the S&P 500. Our underweighted exposure to the energy sector hampered our relative performance, but in the financial services sector, First American Corp. of Tennessee, ReliaStar Financial and Washington Mutual performed strongly in 1996.

During 1996, investor concern about a possible slowdown in the U.S. economy stimulated interest in industries that exhibited strong earnings momentum. While the Fund's holdings appear to be very inexpensive relative to the Russell 2000 Index on a price earnings basis, many of our holdings currently have only moderate earnings momentum, consistent with our "value" style of investment management. We remain committed to locating and purchasing high quality, low volatility companies at a fair price. While we cannot estimate the timing, we believe that over time the relative attractiveness of the Fund's holdings will be recognized and provide attractive rewards to investors.

WINTHROP GROWTH AND INCOME FUND

The Winthrop Growth and Income Fund "A" shares returned a solid 22.60% during the fiscal year ended October 31, 1996, driven by the strong performance of consumer staple stocks such as Gillette and Procter & Gamble. Despite rising interest rates, financial services stocks like Freddie Mac and BankAmerica delivered outstanding returns. A notable success was our exploitation of the litigation-related weakness in the shares of Philip Morris; today it is one of the Fund's top holdings. We expect Philip Morris to grow earnings at 15% per year and believe dividends should rise at the same pace. Thus, we expect that the current annual dividend of $4.80 per share will grow to $9.65, which is nearly a 9% yield on the current price of $109. The 22.60% return for the Winthrop Growth and Income Fund was modestly below the 24.11% return for the S&P 500 as performance was held back by our typical 10% portfolio allocation to bonds.

WINTHROP GROWTH FUND

For the year ended October 31, 1996, the Winthrop Growth Fund "A" shares returned 20.32%, while the S&P 500 earned 24.11%. Factors influencing the Fund's performance included a strong performance by financial and technology stocks. Some of the Fund's larger holdings, like MCI Communications, lagged the market towards the end of the fiscal year. The announcement of British Telecom's offer for MCI and the rebound in many of the Fund's other holdings resulted in a more favorable performance in November.

WINTHROP FIXED INCOME FUND

The Class A shares of the Fund returned 4.34% for the fiscal year ended October 31, 1996, lagging the 5.81% return of the Lehman Government/Corporate Intermediate Index. Like many investors, we were surprised by the strong upward move in rates that began in February. Because of our optimistic view of the market, the Fund's duration was longer than that of the Index at the wrong time. We were further hurt by inflation fears and stronger than expected growth that surfaced in the spring and increased long Treasury rates to 7.25%. Ultimately, inflation proved not to be a problem and interest rates finally began to slide in August, producing a dramatic bond rally in the fall. In this improved investment climate our relative performance predictably showed great improvement: for the most recent quarter ended October 31, 1996, the Fund's Class A shares were up 3.32% vs. 3.27% for the Index.

In an environment in which lower quality bonds were significantly outperforming Treasuries, we were able to remain competitive by focusing on sectors and credits we felt had the best opportunities to improve, without compromising the high quality profile of the Fund. Given the attractive real rates of return now available in government bonds and the minimal risk premium currently available in non-government sectors, we have now actively begun to reduce our exposure to corporate bonds.

WINTHROP MUNICIPAL TRUST FUND

The Fund's Class A shares generated a total return of 3.83% for the year, lagging the Lipper Intermediate Municipal Fund Index return of 4.29%. The Fund's longer duration relative to that of its peer group in early 1996 was to our detriment as interest rates spiked upward. Still, the Fund was able to make up some lost ground at the close of the year as bond prices rallied. Consistent with our opportunistic approach, we purchased California bonds, to capitalize on credit improvements in that region and expectations of rating upgrades in the coming year. The call structure of the Fund was actively managed throughout the year--we replaced many bonds with call dates of less than ten years with longer, non-callable bonds. Given our positive outlook for the fixed income markets as we move into the next fiscal year, we intend to focus on higher credit quality, longer non-call municipal securities.

The Officers & Trustees wish to take this opportunity to convey their gratitude for your support as well as their hopes for a joyous, healthy and prosperous New Year.

Sincerely,

[/S/ G. MOFFETT COCHRAN]
G. Moffett Cochran
President                                                         December, 1996

FOCUS FUND HIGHLIGHTS
         WINTHROP GROWTH FUND

             PORTFOLIO CHANGES FOR THE SIX MONTHS ENDED OCTOBER 31, 1996 (UNAUDITED)

     MAJOR PURCHASES                                   MAJOR SALES
     Anheuser-Busch Cos., Inc.(1)                      Cellular Communications, Inc. Cl. A(2)
     Barnett Banks, Inc.(1)                            First Chicago NBD Corp.(2)
     Century Telephone Enterprises(1)                  General Mills, Inc.(2)
     CPC International, Inc.(1)                        Heinz (H.J.) Co.(2)
     Federated Department Stores, Inc.(1)              Ingersoll-Rand Co.(2)
     First Bank Systems, Inc.(1)                       Loews Corp.(2)
     Lucent Technologies, Inc.(1)                      May Department Stores Co.(2)
     Philip Morris Cos., Inc.(1)                       Motorola, Inc.(2)
     Raytheon Co.(1)                                   Nabisco Holding Corp. Cl. A(2)
     Tyco International Ltd.(1)                        News Corp. Ltd. ADRs(2)
     (1) New Holdings                                  (2) Deletions

             TEN LARGEST HOLDINGS OCTOBER 31, 1996 (UNAUDITED)

                                                              PERCENT
                                                  VALUE       OF FUND
                                               ------------   -------
     PepsiCo, Inc. ..........................  $  2,909,175      4.1%
     MCI Communications Corp ................     2,341,650      3.3%
     Procter & Gamble Co. ...................     2,306,700      3.2%
     Merck & Co. ............................     2,297,875      3.2%
     Exxon Corp. ............................     2,215,625      3.1%
     BankAmerica Corp. ......................     2,159,400      3.0%
     Schering-Plough Corp. ..................     2,105,600      3.0%
     American International Group, Inc.......     2,063,875      2.9%
     Federal Home Loan Mortgage Corp. .......     2,040,200      2.9%
     Sears Roebuck & Co. ....................     1,886,625      2.6%
                                               ------------   -------
                                               $ 22,326,725     31.3%
                                               ------------   -------
                                               ------------   -------

             INVESTMENT RESULTS FOR THE PERIODS ENDED OCTOBER 31, 1996
(UNAUDITED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 WINTHROP GROWTH FUNDCL.A
                             Without Sales Load   With Sales Load    S&P 500
12/86                                    10,000             9,525     10,000
10/87                                     9,650             9,192     10,418
10/88                                    10,781            10,269     11,960
10/89                                    13,123            12,500     15,116
10/90                                    11,673            11,118     13,985
10/91                                    15,141            14,421     18,671
10/92                                    15,846            15,093     20,529
10/93                                    18,121            17,260     23,596
10/94                                    18,873            17,977     24,507
10/95                                    21,177            20,172     30,984
10/96                                    25,481            24,270     38,454

                         COMPARISON OF CHANGE IN VALUE

                             OF $10,000 INVESTMENT
                                       AVERAGE ANNUAL TOTAL RETURN
                                ------------------------------------------
                                      WINTHROP GROWTH FUND
                                ---------------------------------    S&P
                                 WITHOUT LOAD        WITH LOAD       500
                                    -------           -------       ------
Class A:
  1 year......................       20.32%            14.60%       24.11%
  5 years.....................       10.97              9.90        15.55
  From inception 12/86........        9.93              9.39        14.61
Class B:
  From inception 2/96.........        6.40              2.40        11.01

   THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO INDICATION OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. NO ADJUSTMENT HAS BEEN MADE FOR ANY INCOME TAXES PAYABLE BY SHAREHOLDERS ON DIVIDENDS OR CAPITAL GAINS, BUT THE RETURNS CALCULATED ABOVE HAVE BEEN COMPUTED AFTER DEDUCTION OF ALL FUND EXPENSES INCLUDING ADVISORY FEES. CLASS A RETURNS SHOWN ABOVE ARE COMPUTED WITH AND WITHOUT THE IMPOSITION OF THE MAXIMUM 4.75% FRONT-END SALES LOAD. EFFECTIVE FEBRUARY 28, 1996, THE FUND BEGAN OFFERING CLASS B SHARES WHICH, INSTEAD OF A FRONT-END SALES LOAD, ARE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE (CDSC) RANGING FROM 4% DURING THE FIRST YEAR TO 0% AFTER 4 YEARS. ACCORDINGLY, RETURNS ON CLASS B SHARES WILL DIFFER FROM THOSE OF CLASS A SHARES AND ARE REFERENCED IN THE TABLE ABOVE WITH AND WITHOUT THE IMPOSITION OF THE MAXIMUM 4% CDSC. TOTAL RETURN CALCULATED FOR A PERIOD OF LESS THAN ONE YEAR IS NOT ANNUALIZED.

FOCUS FUND HIGHLIGHTS
         WINTHROP GROWTH AND INCOME FUND

             PORTFOLIO CHANGES FOR THE SIX MONTHS ENDED OCTOBER 31, 1996 (UNAUDITED)

     MAJOR PURCHASES                                   MAJOR SALES
     Airtouch Communications, Inc. Cl. B               Armor All Products Corp.(2)
       Cv. Pfd. 6.000%(1)                              Bay Networks, Inc.(2)
     Airtouch Communications, Inc. Cl. C               Caremark International, Inc.(2)
       Cv. Pfd. 4.250%(1)                              Cellular Communications, Inc. Cl. A(2)
     Arrow Electronics, Inc.(1)                        CSX Corp.(2)
     Block (H&R), Inc.(1)                              Donnelley (R.R.) & Sons, Inc.(2)
     Burlington Northern Santa Fe(1)                   Dorchester Hugoton, Ltd.(2)
     General Instruments Corp.(1)                      ITT Industries, Inc.(2)
     Halliburton Co.(1)                                Jostens, Inc.(2)
     Mobil Corp.(1)                                    PepsiCo, Inc.(2)
     Raytheon Co.(1)                                   (2) Deletions
     Union Pacific Resources Group(1)
     (1) New Holdings

             TEN LARGEST EQUITY HOLDINGS OCTOBER 31, 1996 (UNAUDITED)

                                                              PERCENT
                                                  VALUE       OF FUND
                                               ------------   -------
     First Bank Systems, Inc. ...............  $  3,665,112      3.1%
     Loews Corp. ............................     3,635,500      3.0%
     Federal Home Loan Mortgage Corp. .......     3,535,000      2.9%
     American International Group............     3,454,275      2.9%
     Amoco Corp. ............................     3,030,000      2.5%
     Gillette Co. ...........................     2,930,200      2.4%
     Philip Morris Cos., Inc. ...............     2,871,375      2.4%
     Procter & Gamble Co. ...................     2,574,000      2.1%
     United Technologies Corp. ..............     2,510,625      2.1%
     BankAmerica Corp. ......................     2,488,800      2.1%
                                               ------------   -------
                                               $ 30,694,887     25.5%
                                               ------------   -------
                                               ------------   -------

             INVESTMENT RESULTS FOR THE PERIODS ENDED OCTOBER 31, 1996
(UNAUDITED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 WINTHROP GROWTH AND INCOME FUNDCL. A
                                         Without Sales Load   With Sales Load    S&P 500
1986                                                 10,000             9,525     10,000
1987                                                  9,458             9,009     10,641
1988                                                 10,776            10,264     12,216
1989                                                 13,099            12,477     15,439
1990                                                 12,079            11,505     14,284
1991                                                 15,321            14,594     19,072
1992                                                 16,416            15,636     20,969
1993                                                 19,196            18,284     24,102
1994                                                 20,076            19,122     25,018
1995                                                 23,308            22,202     31,630
1996                                                 28,576            27,218     39,256

                         COMPARISON OF CHANGE IN VALUE

                             OF $10,000 INVESTMENT
                                       AVERAGE ANNUAL TOTAL RETURN
                                ------------------------------------------
                                 WINTHROP GROWTH AND INCOME FUND
                                ---------------------------------    S&P
                                 WITHOUT LOAD        WITH LOAD       500
                                    -------           -------       ------
Class A:
  1 year......................       22.60%            16.77%       24.11%
  5 years.....................       13.28             12.18        15.55
  10 years....................       11.07             10.53        14.66
Class B:
  From inception 2/96.........        7.67              3.67        11.01

   THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO INDICATION OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. NO ADJUSTMENT HAS BEEN MADE FOR ANY INCOME TAXES PAYABLE BY SHAREHOLDERS ON DIVIDENDS OR CAPITAL GAINS, BUT THE RETURNS CALCULATED ABOVE HAVE BEEN COMPUTED AFTER DEDUCTION OF ALL FUND EXPENSES INCLUDING ADVISORY FEES. CLASS A RETURNS SHOWN ABOVE ARE COMPUTED WITH AND WITHOUT THE IMPOSITION OF THE MAXIMUM 4.75% FRONT-END SALES LOAD. EFFECTIVE FEBRUARY 28, 1996, THE FUND BEGAN OFFERING CLASS B SHARES WHICH, INSTEAD OF A FRONT-END SALES LOAD, ARE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE (CDSC) RANGING FROM 4% DURING THE FIRST YEAR TO 0% AFTER 4 YEARS. ACCORDINGLY, RETURNS ON CLASS B SHARES WILL DIFFER FROM THOSE OF CLASS A SHARES AND ARE REFERENCED IN THE TABLE ABOVE WITH AND WITHOUT THE IMPOSITION OF THE MAXIMUM 4% CDSC. TOTAL RETURN CALCULATED FOR A PERIOD OF LESS THAN ONE YEAR IS NOT ANNUALIZED.

FOCUS FUND HIGHLIGHTS
         WINTHROP AGGRESSIVE GROWTH FUND

             PORTFOLIO CHANGES FOR THE SIX MONTHS ENDED OCTOBER 31, 1996 (UNAUDITED)

     MAJOR PURCHASES                                   MAJOR SALES
     Dean Foods Co.(1)                                 Anthony Industries, Inc.(2)
     First Virginia Banks, Inc.(1)                     Big B, Inc.(2)
     General Nutrition Cos.(1)                         Bob Evans Farms, Inc.(2)
     K2, Inc.(1)                                       Cellular Communications, Inc. Cl. A(2)
     Loctite Corp.(1)                                  HCC Insurance Holdings, Inc.(2)
     MAPCO, Inc.(1)                                    Oxford Industries, Inc.(2)
     Mark IV Industries, Inc.(1)                       Platinum Technology, Inc.(2)
     Nellcor Puritan Bennett(1)                        Rollins, Inc.(2)
     Old Republic International Corp.(1)               Tech Data Corp.(2)
     Washington Mutual, Inc.(1)                        Worldtex, Inc.(2)
     (1) New Holdings                                  (2) Deletions

             TEN LARGEST HOLDINGS OCTOBER 31, 1996 (UNAUDITED)

                                                              PERCENT
                                                  VALUE       OF FUND
                                               ------------   -------
     Carlisle Companies, Inc.................  $  5,386,063      2.3%
     First American Corp. of Tennessee.......     5,174,000      2.2%
     Methode Electronics, Inc. ..............     4,712,175      2.0%
     Lydall, Inc. ...........................     4,692,712      2.0%
     Hanna (M.A.) Co. .......................     4,536,875      1.9%
     Unitog Co. .............................     4,117,500      1.8%
     Teleflex, Inc. .........................     4,114,687      1.8%
     First Commerce Corp. ...................     3,802,050      1.6%
     K2, Inc. ...............................     3,753,600      1.6%
     Sbarro, Inc. ...........................     3,739,975      1.6%
                                               ------------   -------
                                               $ 44,029,637     18.8%
                                               ------------   -------
                                               ------------   -------

             INVESTMENT RESULTS FOR THE PERIODS ENDED OCTOBER 31, 1996
(UNAUDITED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

WINTHROP AGGRESSIVE GROWTH FUNDCL.A
                                       Without Sales Load   With Sales Load  Russell 2000
1986                                               10,000             9,525        10,000
1987                                                8,493             8,090         8,633
1988                                               11,096            10,569        10,975
1989                                               12,884            12,272        12,683
1990                                               10,423             9,929         9,220
1991                                               15,798            15,048        14,623
1992                                               19,061            18,156        16,010
1993                                               23,891            22,756        21,197
1994                                               25,006            23,820        21,132
1995                                               27,782            26,464        25,005
1996                                               31,615            30,117        29,159

                         COMPARISON OF CHANGE IN VALUE

                             OF $10,000 INVESTMENT
                                       AVERAGE ANNUAL TOTAL RETURN
                                ------------------------------------------
                                 WINTHROP AGGRESSIVE GROWTH FUND
                                ---------------------------------   RUSSELL
                                 WITHOUT LOAD        WITH LOAD       2000
                                    -------           -------       ------
Class A:
  1 year......................       13.80%             8.40%       16.61%
  5 years.....................       14.89             13.77        14.80
  10 years....................       12.20             11.66        11.30
Class B:
  From inception 2/96.........        5.28              1.28         5.75

   THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO INDICATION OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. NO ADJUSTMENT HAS BEEN MADE FOR ANY INCOME TAXES PAYABLE BY SHAREHOLDERS ON DIVIDENDS OR CAPITAL GAINS, BUT THE RETURNS CALCULATED ABOVE HAVE BEEN COMPUTED AFTER DEDUCTION OF ALL FUND EXPENSES INCLUDING ADVISORY FEES. CLASS A RETURNS SHOWN ABOVE ARE COMPUTED WITH AND WITHOUT THE IMPOSITION OF THE MAXIMUM 4.75% FRONT-END SALES LOAD. EFFECTIVE FEBRUARY 28, 1996, THE FUND BEGAN OFFERING CLASS B SHARES WHICH, INSTEAD OF A FRONT-END SALES LOAD, ARE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE (CDSC) RANGING FROM 4% DURING THE FIRST YEAR TO 0% AFTER 4 YEARS. ACCORDINGLY, RETURNS ON CLASS B SHARES WILL DIFFER FROM THOSE OF CLASS A SHARES AND ARE REFERENCED IN THE TABLE ABOVE WITH AND WITHOUT THE IMPOSITION OF THE MAXIMUM 4% CDSC. TOTAL RETURN CALCULATED FOR A PERIOD OF LESS THAN ONE YEAR IS NOT ANNUALIZED.

FOCUS FUND HIGHLIGHTS
         WINTHROP FIXED INCOME FUND

             PORTFOLIO CHANGES FOR THE SIX MONTHS ENDED OCTOBER 31, 1996 (UNAUDITED)

     MAJOR PURCHASES                                   MAJOR SALES
     Duke Power Co.(1)                                 AAB Global Bond(2)
       6.375%, 03/01/08                                7.250%, 05/31/05
     Federal National Mortgage Assn.(1)                American General Corp.(2)
       Pool #312088 7.000%, 06/01/01                   7.750%, 04/01/05
     Federal Home Loan Mortgage Corp.(1)               Philip Morris Cos., Inc.(2)
       Pool #270674 9.000%, 04/01/17                   7.250%, 01/15/03
     Santander Financial Issuances(1)                  Province of Ontario Canada(2)
       7.875% 04/15/05                                 7.750%, 06/04/02
     United States Treasury Notes(1)                   United States Treasury Notes(2)
       6.500%, 08/15/05                                6.875%, 08/31/99
     (1) New Holdings                                  (2) Deletions

             PORTFOLIO CHARACTERISTICS OCTOBER 31, 1996* (UNAUDITED)

30 DAY YIELD, CLASS A: 5.43%                      AVERAGE YEARS TO MATURITY: 7.4 YEARS
30 DAY YIELD, CLASS B: 4.99%                      AVERAGE COUPON: 7.09%+
AVERAGE RATING: AA                                AVERAGE DURATION: 4.3 YEARS

* Weighted Averages
+ Exclusive of U.S. Treasury Bills and Commercial Paper

             INVESTMENT RESULTS FOR THE PERIODS ENDED OCTOBER 31, 1996
(UNAUDITED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

WINTHROP FIXED INCOME FUND CL.A
                                   Without Sales Load   With Sales Load      LBGCI
12/86                                          10,000             9,525     10,000
10/87                                           9,788             9,323     10,194
10/88                                          10,891            10,373     11,144
10/89                                          12,134            11,558     12,318
10/90                                          13,000            12,383     13,228
10/91                                          14,810            14,106     15,058
10/92                                          16,346            15,570     16,564
10/93                                          18,272            17,405     18,209
10/94                                          17,472            16,643     17,858
10/95                                          19,608            18,722     20,094
10/96                                          20,459            19,534     21,264

                         COMPARISON OF CHANGE IN VALUE
                             OF $10,000 INVESTMENT

                                                  AVERAGE ANNUAL TOTAL RETURN
                                             ------------------------------------
                                       WINTHROP FIXED INCOME FUND
                                                                            LEHMAN BROS. GOV'T
                                          --------------------              CORP. INTERMEDIATE
                                  WITHOUT LOAD           WITH LOAD              BOND INDEX
                                     -------              --------         --------------------
Class A:
  1 year......................        4.34%               -.62%                  5.82%
  5 years.....................        6.68                5.65                   7.14
  From inception 12/86........        7.55                7.04                   7.97
Class B:
  From inception 2/96.........        2.23               -1.77                   3.69

   THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO INDICATION OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. NO ADJUSTMENT HAS BEEN MADE FOR ANY INCOME TAXES PAYABLE BY SHAREHOLDERS ON DIVIDENDS OR CAPITAL GAINS, BUT THE RETURNS CALCULATED ABOVE HAVE BEEN COMPUTED AFTER DEDUCTION OF ALL FUND EXPENSES INCLUDING ADVISORY FEES. CLASS A RETURNS SHOWN ABOVE ARE COMPUTED WITH AND WITHOUT THE IMPOSITION OF THE MAXIMUM 4.75% FRONT-END SALES LOAD. EFFECTIVE FEBRUARY 28, 1996, THE FUND BEGAN OFFERING CLASS B SHARES WHICH, INSTEAD OF A FRONT-END SALES LOAD, ARE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE (CDSC) RANGING FROM 4% DURING THE FIRST YEAR TO 0% AFTER 4 YEARS. ACCORDINGLY, RETURNS ON CLASS B SHARES WILL DIFFER FROM THOSE OF CLASS A SHARES AND ARE REFERENCED IN THE TABLE ABOVE WITH AND WITHOUT THE IMPOSITION OF THE MAXIMUM 4% CDSC. TOTAL RETURN CALCULATED FOR A PERIOD OF LESS THAN ONE YEAR IS NOT ANNUALIZED.

FOCUS FUND HIGHLIGHTS
         WINTHROP MUNICIPAL TRUST FUND

             PORTFOLIO CHANGES FOR THE SIX MONTHS ENDED OCTOBER 31, 1996 (UNAUDITED)

     MAJOR PURCHASES                                   MAJOR SALES
     Chicago, Illinois O'Hare International            Georgia State General Obligation
     Airport(1)                                        Ser. B(2)
       5.500%, 01/01/08                                5.500%, 04/01/99
     New York State Urban Development                  Kentucky State Turnpike Authority(2)
     Corp.(1)                                          6.500%, 07/01/07
       5.300%, 01/01/05                                Orlando, Florida Utilities Commission
     New York State Dormitory Authority                Water & Electric Revenue(2)
     Revenue(1)                                        6.375%, 04/01/08
       6.500%, 05/15/06                                New York State Local Assistance Corp.
     University of Texas, Permanent                    Ser. B(2)
     University                                        7.125%, 04/01/03
       Funding(1)                                      Tarrant County, Texas Junior College
       4.600%, 07/01/08                                District Refunding Ser. A(2)
     Washington Public Power Supply Ser.               6.375%, 02/15/04
     1B(1)                                             (2) Deletions
       7.100%, 07/01/00
     (1) New Holdings

             PORTFOLIO CHARACTERISTICS OCTOBER 31, 1996* (UNAUDITED)

30 DAY YIELD, CLASS A: 4.46%                      AVERAGE YEARS TO MATURITY: 8.4 YEARS
30 DAY YIELD, CLASS B: 3.97%                      AVERAGE COUPON: 5.71%
AVERAGE RATING: AA                                AVERAGE DURATION: 6.4 YEARS

* Weighted Averages

             INVESTMENT RESULTS FOR THE PERIODS ENDED OCTOBER 31, 1996
(UNAUDITED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

WINTHROP MUNICIPAL TRUST FUND-CL.A
                                     Without Sales Load   With Sales Load  Lipper Intermediate Municipal Fund Index
7/93                                             10,000             9,525                                    10,000
10/93                                            10,183             9,699                                    10,309
10/94                                             9,952             9,479                                    10,060
10/95                                            10,953            10,433                                    11,160
10/96                                            11,373            10,831                                    11,639

                         COMPARISON OF CHANGE IN VALUE

                             OF $10,000 INVESTMENT
                                                AVERAGE ANNUAL TOTAL RETURN
                                            -----------------------------------
                                         WINTHROP MUNICIPAL
                                             TRUST FUND
                                        --------------------            LIPPER INTERMEDIATE
                                  WITHOUT LOAD          WITH LOAD       MUNICIPAL FUND INDEX
                                     -------            --------        --------------------
Class A:
  1 year......................        3.83%              -1.10%               4.29%
  From inception 7/93.........        4.03                2.49                4.78
Class B:
  From inception..............        1.42               -2.58                1.80

   THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO INDICATION OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. NO ADJUSTMENT HAS BEEN MADE FOR ANY INCOME TAXES PAYABLE BY SHAREHOLDERS ON DIVIDENDS OR CAPITAL GAINS, BUT THE RETURNS CALCULATED ABOVE HAVE BEEN COMPUTED AFTER DEDUCTION OF ALL FUND EXPENSES INCLUDING ADVISORY FEES. CLASS A RETURNS SHOWN ABOVE ARE COMPUTED WITH AND WITHOUT THE IMPOSITION OF THE MAXIMUM 4.75% FRONT-END SALES LOAD. EFFECTIVE FEBRUARY 28, 1996, THE FUND BEGAN OFFERING CLASS B SHARES WHICH, INSTEAD OF A FRONT-END SALES LOAD, ARE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE (CDSC) RANGING FROM 4% DURING THE FIRST YEAR TO 0% AFTER 4 YEARS. ACCORDINGLY, RETURNS ON CLASS B SHARES WILL DIFFER FROM THOSE OF CLASS A SHARES AND ARE REFERENCED IN THE TABLE ABOVE WITH AND WITHOUT THE IMPOSITION OF THE MAXIMUM 4% CDSC. TOTAL RETURN CALCULATED FOR A PERIOD OF LESS THAN ONE YEAR IS NOT ANNUALIZED.

Winthrop Focus Funds--Statement of Investments OCTOBER 31, 1996

--------------------------------------------------------------------------------
WINTHROP GROWTH FUND
COMMON STOCKS--97.0%

BASIC MATERIALS--4.8%                            SHARES         VALUE
                                               -----------   ------------
CHEMICALS-3.0%
Dow Chemical Co..............................       21,600   $  1,679,400
  Chemicals, metals, plastics, packaging
Morton International, Inc....................       11,000        433,125
                                                             ------------
  Specialty chemicals, salt, airbags
                                                                2,112,525
                                                             ------------
METALS & MINING-0.5%
Nucor Corp...................................        7,500        355,313
                                                             ------------
  Manufacturer of steel & steel products
PAPER-1.3%
Mead Corp....................................       16,100        913,675
                                                             ------------
  Manufacturer of paper, lumber & wood
  products
                                                                3,381,513
                                                             ------------
CAPITAL GOODS--8.4%

AEROSPACE & DEFENSE-3.0%
General Dynamics Corp........................       12,500        857,813
  Builds & designs nuclear submarines
Raytheon Co..................................       26,000      1,280,500
                                                             ------------
  Defense: commercial electronics:
  construction
                                                                2,138,313
                                                             ------------

BUILDING & CONSTRUCTION-0.7%
Tyco International Ltd.......................       10,000        496,250
                                                             ------------
  Fire protection systems: cable: solar

ELECTRICAL EQUIPMENT-1.3%
Emerson Electric Co..........................       10,200        907,800
                                                             ------------
  Manufacturer of electric/electronic
  products
ENVIRONMENTAL CONTROL-0.5%
WMX Technologies, Inc........................       10,700        367,813
                                                             ------------
  Comprehensive waste management services

MACHINERY-2.9%
AGCO Corp....................................       11,400        289,274
  Manufacturer and distributor of
  agricultural equipment
Deere & Co...................................       42,900      1,791,075
                                                             ------------
  Largest manufacturer of farm equipment:
  construction machinery
                                                                2,080,349
                                                             ------------
                                                                5,990,525
                                                             ------------
CONSUMER CYCLICAL--11.9%

APPAREL/TEXTILE-0.7%
Warnaco Group, Inc...........................       21,000        522,375
                                                             ------------
  Apparel manufacturer

AUTO & TRUCKS-1.8%
General Motors Corp..........................       23,500      1,266,062
                                                             ------------
  Largest manufacturer of automotive products
AUTO RELATED-0.9%
Goodyear Tire & Rubber Co....................        6,400        293,600
  Manufacturer of tires & rubber products
Lear Seating Corp.*..........................       10,000        370,000
                                                             ------------
  Automobile and light truck seating systems
                                                                  663,600
                                                             ------------

                                                 SHARES         VALUE
                                               -----------   ------------

LEISURE RELATED-2.3%
Disney (Walt) Co.............................       22,067   $  1,453,664
  Diversified international entertainment
  company
Hasbro, Inc..................................        5,000        194,375
                                                             ------------
  Manufacturer of toys & games
                                                                1,648,039
                                                             ------------

PHOTO & OPTICAL-1.0%
Eastman Kodak Co.............................        9,200        733,700
                                                             ------------
  Photograph apparatus, chemicals

PRINTING & PUBLISHING-0.9%
Belo (A.H.) Corp.............................       17,000        663,000
                                                             ------------
  Newspaper publishing: broadcasting

RETAIL-GENERAL-4.3%
Federated Department Stores, Inc.*...........       34,800      1,148,400
  Operates department stores in U.S.
Sears Roebuck & Co...........................       39,000      1,886,625
                                                             ------------
  Large retailer of general merchandise:
  insurance
                                                                3,035,025
                                                             ------------
                                                                8,531,801
                                                             ------------
CONSUMER STAPLES--24.1%

BEVERAGE & TOBACCO-6.6%
PepsiCo, Inc.................................       98,200      2,909,175
  Provides soft drinks/food services
Anheuser-Busch Cos., Inc.....................       16,000        616,000
  Largest U.S. brewer: baking
Philip Morris Cos., Inc......................       12,500      1,157,812
                                                             ------------
  Tobacco, brewing, soft drinks
                                                                4,682,987
                                                             ------------

DRUGS-7.0%
American Home Products Corp..................        9,600        588,000
  Drugs, food, household/ware
Merck & Co., Inc.............................       31,000      2,297,875
  Human & animal pharmaceuticals
Schering-Plough Corp.........................       32,900      2,105,600
                                                             ------------
  Pharmaceutical/consumer products
                                                                4,991,475
                                                             ------------

FOODS-2.6%
CPC International, Inc.......................       23,000      1,814,125
                                                             ------------
  International food processor

HOSPITAL SUPPLIES & SERVICES-2.8%
Columbia/HCA Healthcare Corp.................       44,400      1,587,300
  Healthcare facilities/services
Health Management Associates Cl. A*..........       19,500        429,000
                                                             ------------
  Operates acute care hospitals
                                                                2,016,300
                                                             ------------

RETAIL-FOOD-1.2%
Safeway, Inc.*...............................       20,000        857,500
                                                             ------------
  Food supermarket chain

SOAPS & TOILETRIES-3.9%
Colgate-Palmolive Co.........................        5,100        469,200
  Household and personal care
Procter & Gamble Co..........................       23,300      2,306,700
                                                             ------------
  Household, personal care, food products
                                                                2,775,900
                                                             ------------
                                                               17,138,287
                                                             ------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
WINTHROP GROWTH FUND

                                                 SHARES         VALUE
                                               -----------   ------------
ENERGY--9.5%

OIL-DOMESTIC-6.4%
Kerr-McGee Corp..............................       29,500   $  1,851,125
  Petroleum, chemicals, coal
Unocal Corp..................................       24,000        879,000
  Holding co.; integrated domestic oil
Texaco, Inc..................................       15,000      1,524,375
  Explore, produce, transport, refine and
  market crude oil, natural gas, etc.
Union Pacific Resources Group................       10,163        279,483
                                                             ------------
  Oil & gas exploration, development,
  production
                                                                4,533,983
                                                             ------------

OIL-INTERNATIONAL-3.1%
Exxon Corp...................................       25,000      2,215,625
                                                             ------------
  World's leading oil company
                                                                6,749,608
                                                             ------------
FINANCIAL--17.9%

BANKING-9.3%
BankAmerica Corp.............................       23,600      2,159,400
  Diverse financial products & services
Barnett Banks, Inc...........................       44,800      1,708,000
  Commercial banking: Florida, Georgia
First Bank Systems, Inc......................       18,000      1,188,000
  Commercial banking: MN and Upper Midwest
Wells Fargo & Co.............................        5,900      1,576,038
                                                             ------------
  Commercial banking: CA
                                                                6,631,438
                                                             ------------
FINANCIAL SERVICES-4.7%
Capital One Financial Corp...................       41,900      1,304,137
  Bank card issuer/services
Federal Home Loan Mortgage Corp..............       20,200      2,040,200
                                                             ------------
  Provides residential mortgage funds
                                                                3,344,337
                                                             ------------
INSURANCE-3.9%
American International Group, Inc............       19,000      2,063,875
  International insurance holding company
AON Corp.....................................       12,700        733,425
                                                             ------------
  Insurance holding company
                                                                2,797,300
                                                             ------------
                                                               12,773,075
                                                             ------------
TECHNOLOGY--19.1%

ELECTRONICS-2.9%
First Data Corp..............................        9,000        717,750
  Information processing & related services
Intel Corp...................................        9,000        988,875
  Semiconductor memory circuits
Molex, Inc...................................       10,000        360,000
                                                             ------------
  Terminals, connectors, switches
                                                                2,066,625
                                                             ------------

                                                 SHARES         VALUE
                                               -----------   ------------
OFFICE EQUIPMENT/SERVICE-8.1%
Cisco Systems, Inc.*.........................       15,000   $    928,125
  Manufacturer of computer network products
Hewlett-Packard Co...........................       35,000      1,544,375
  Electronic measurement, analysis &
  computation instruments
Microsoft Corp.*.............................       10,000      1,372,500
  Software for microcomputers
Oracle Systems Corp.*........................       24,750      1,047,234
  Markets database management software
Pitney Bowes, Inc............................       16,000        894,000
                                                             ------------
  Postage equipment and related mailing
  equipment
                                                                5,786,234
                                                             ------------

TELECOMMUNICATIONS-8.1%
ALLTEL Corp..................................       23,500        716,750
  Telecommunications & information services
  holding company
Century Telephone Enterprises................       39,000      1,252,875
  Telephone service in parts of 14 states
Glenayre Technologies, Inc.*.................       17,900        460,925
  Manufacturer of telecommunications
  equipment
Lucent Technologies, Inc.....................       11,342        533,074
  Manufacturer of telecommunications systems,
  software, products
MCI Communications Corp......................       93,200      2,341,650
  Telecommunications network, services
Northern Telecom Ltd.........................        7,000        455,875
                                                             ------------
  Telecommunications equipment
                                                                5,761,149
                                                             ------------
                                                               13,614,008
                                                             ------------
TRANSPORT & SERVICE--1.3%

AIRLINES-0.4%
Delta Air Lines, Inc.........................        3,600        255,150
                                                             ------------
  Domestic & international air service

RAILROADS-0.9%
Union Pacific Corp...........................       12,000        673,500
                                                             ------------
  Railroad operator
                                                                  928,650
                                                             ------------

TOTAL COMMON STOCKS
  (cost $54,837,291).........................                  69,107,467
                                                             ------------
                                                PRINCIPAL
                                                 AMOUNT
                                               -----------
COMMERCIAL PAPER--3.1%
  (amortized cost $2,189,040)

Ford Motor Credit Corp.
  5.26%, 11/04/96............................  $ 2,190,000      2,189,040
                                                             ------------
TOTAL INVESTMENTS--100.1%
  (cost $57,026,331).........................                  71,296,507
                                                             ------------

CASH AND OTHER ASSETS
  NET OF LIABILITIES--(0.1)%.................                     (23,706)
                                                             ------------

NET ASSETS--100.0%...........................                $ 71,272,801
                                                             ------------
                                                             ------------

*  Non-income producing

SEE NOTES TO FINANCIAL STATEMENTS.

Winthrop Focus Funds--Statement of Investments OCTOBER 31, 1996

--------------------------------------------------------------------------------
WINTHROP GROWTH AND INCOME FUND
COMMON STOCKS--86.2%

BASIC MATERIALS--5.1%                            SHARES          VALUE
                                               -----------   -------------
CHEMICALS-1.5%
DuPont (E.I.) de Nemours & Co. ..............       19,800   $   1,836,450
                                                             -------------
  Large chemical co.: oil & gas
OIL & GAS-3.6%
Amoco Corp. .................................       40,000       3,030,000
  Integrated domestic oil
San Juan Basin Royalty Trust ................      190,000       1,330,000
                                                             -------------
  Royalty gas interest in New Mexico
                                                                 4,360,000
                                                             -------------
                                                                 6,196,450
                                                             -------------
CAPITAL GOODS/
 CONSTRUCTION--5.7%

AEROSPACE & DEFENSE-5.5%
General Dynamics Corp. ......................       30,600       2,099,925
  Builds & designs nuclear submarines
Raytheon Co. ................................       39,900       1,965,075
  Defense: commercial electronics:
  construction
United Technologies Corp. ...................       19,500       2,510,625
                                                             -------------
  Aerospace, climate control systems
                                                                 6,575,625
                                                             -------------
BUILDING & CONSTRUCTION-0.2%
RPM, Inc. Ohio...............................       15,000         251,250
                                                             -------------
  Protective coatings
                                                                 6,826,875
                                                             -------------
CONSUMER PRODUCTS
 & SERVICES--31.4%

BEVERAGES & TOBACCO-5.3%
American Brands, Inc. .......................        5,000         238,750
  Tobacco, life insurance
Guinness PLC ADRs............................       23,100         838,068
  Distiller, brewer and distributor of
  distilled spirits and malt beverages
Philip Morris Cos., Inc. ....................       31,000       2,871,375
  Tobacco, brewing, soft drinks
RJR Nabisco Holdings Corp. ..................       33,000         952,875
  Manufactures tobacco and food products
UST, Inc. ...................................       50,000       1,443,750
                                                             -------------
  Snuff, tobacco, wine, spirits
                                                                 6,344,818
                                                             -------------

CONTAINERS-0.7%
Bemis Co. ...................................       24,000         840,000
                                                             -------------
  Packaging/adhesive products
DRUGS-3.6%
Pfizer, Inc. ................................       25,700       2,126,675
  Healthcare consumer products, special
  chemicals
Pharmacia & Upjohn, Inc. ....................       20,000         720,000
  Int'l pharmaceutical & biotechnological
  group of companies
Schering-Plough Corp. .......................       24,100       1,542,400
                                                             -------------
  Pharmaceutical/consumer products
                                                                 4,389,075
                                                             -------------

                                                 SHARES          VALUE
                                               -----------   -------------

FOODS-2.1%
Archer-Daniels-Midland Co. ..................       29,505   $     641,734
  Process soybeans: flour mills
Heinz (H.J.) Co. ............................       52,700       1,870,850
                                                             -------------
  Manufactures and markets food products
                                                                 2,512,584
                                                             -------------

HOSPITAL SUPPLIES & SERVICES-2.8%
Abbott Laboratories..........................       44,500       2,252,813
  Diversified line of human healthcare
  products & services
Columbia/HCA Healthcare Corp. ...............       30,000       1,072,500
                                                             -------------
  Healthcare facilities/services
                                                                 3,325,313
                                                             -------------

LEISURE-4.6%
Cedar Fair L.P. .............................       55,700       1,949,500
  Owns and operates amusement parks
Disney (Walt) Co. ...........................       20,739       1,367,478
  Diversified international entertainment
  company
Hasbro, Inc. ................................       58,200       2,262,525
                                                             -------------
  Manufacturer of toys & games
                                                                 5,579,503
                                                             -------------

PRINTING & PUBLISHING-2.7%
Dun & Bradstreet Corp. ......................       32,000       1,852,000
  Business information: publishing,
  marketing, TV
New York Times Co. Cl. A.....................       40,000       1,445,000
                                                             -------------
  Publishes newspapers & magazines
                                                                 3,297,000
                                                             -------------

RETAIL-FOOD & DRUGS-1.7%
Walgreen Co. ................................       54,800       2,068,700
                                                             -------------
  Major retail drug chain

RETAIL-GENERAL-3.3%
Federated Department Stores, Inc. ...........       54,000       1,782,000
  Operates department stores in U.S.
Newell Co. ..................................       77,500       2,199,063
                                                             -------------
  Manufacturer of high volume staple consumer
  products
                                                                 3,981,063
                                                             -------------

SOAPS & TOILETRIES-4.6%
Gillette Co. ................................       39,200       2,930,200
  Shaving, personal care products
Procter & Gamble Co. ........................       26,000       2,574,000
                                                             -------------
  Household, personal care, food products
                                                                 5,504,200
                                                             -------------
                                                                37,842,256
                                                             -------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
WINTHROP GROWTH AND INCOME FUND

                                                 SHARES          VALUE
                                               -----------   -------------
ENERGY--4.4%

OIL-SUPPLIES & CONSTRUCTION-4.4%
Halliburton Co. .............................       18,000   $   1,019,250
  Oil well services: engineering &
  construction
Mobil Corp. .................................        8,450         986,538
  International oil & gas exploration,
  development
Union Pacific Resources Group................       35,500         976,250
  Oil & gas exploration, development,
  production
Western Atlas, Inc.*.........................       34,000       2,358,750
                                                             -------------
  Oilfield information service/ automation
  systems
                                                                 5,340,788
                                                             -------------
FINANCIAL SERVICES--21.1%
BANKING-9.9%
BankAmerica Corp. ...........................       27,200       2,488,800
  Diverse financial products & services
First Bank System, Inc. .....................       55,532       3,665,112
  Commercial banking: MN and Upper Midwest
Mellon Bank Corp. ...........................       20,000       1,302,500
  Commercial banking: PA
Regions Financial Corp. .....................        5,000         250,000
  Commercial banking: AL
Republic New York Corp. .....................       26,100       1,990,125
  Commercial banking: NY & worldwide
Wells Fargo & Co. ...........................        8,500       2,270,562
                                                             -------------
  Commercial banking: CA
                                                                11,967,099
                                                             -------------
INSURANCE-6.8%
Allmerica Financial Corp. ...................       34,000       1,032,750
  Insurance and financial services & products
Allmerica Property & Casualty Cos., Inc. ....       10,000         276,250
  Property-liability insurance
American International Group, Inc. ..........       31,800       3,454,275
  International insurance holding company
Hartford Steam Boiler
  Inspection & Insurance Co. ................       15,000         646,875
  Insurance/engineering services
ITT Hartford Group, Inc. ....................       26,900       1,694,700
  Insurance provider
Progressive Corp. ...........................       16,100       1,106,875
                                                             -------------
  Insurance holding company
                                                                 8,211,725
                                                             -------------
OTHER-4.4%
Block (H&R), Inc. ...........................       70,000       1,732,500
  Tax, computer & personal services
Federal Home Loan Mortgage Corp. ............       35,000       3,535,000
                                                             -------------
  Provides residential mortgage funds
                                                                 5,267,500
                                                             -------------
                                                                25,446,324
                                                             -------------
PUBLIC UTILITIES--4.3%

ELECTRIC-1.1%
CIPSCO, Inc. ................................       35,200       1,280,400
                                                             -------------
  Holding co.: central IL public service

                                                 SHARES          VALUE
                                               -----------   -------------

GAS-1.6%
Consolidated Natural Gas Co. ................       21,000   $   1,115,625
  Integrated natural gas systems
New Jersey Resources Corp. ..................       29,000         801,125
                                                             -------------
  Supplies gas in New Jersey
                                                                 1,916,750
                                                             -------------

TELEPHONE-1.6%
GTE Corp. ...................................       45,000       1,895,625
                                                             -------------
  Telephone holding company; manufacturing
                                                                 5,092,775
                                                             -------------
SCIENCE & TECHNOLOGY--4.2%

COMPUTERS-0.3%
Automatic Data Processing....................       10,000         416,250
                                                             -------------
  Computer services

ELECTRONICS-3.0%
Arrow Electronics, Inc. .....................       23,500       1,119,187
  Distributes electronic components
General Instruments Corp.*...................       70,600       1,420,825
  Supplies CATV/communications equipment
Motorola, Inc. ..............................       22,300       1,025,800
                                                             -------------
  Semiconductors: communications equipment
                                                                 3,565,812
                                                             -------------

TELECOMMUNICATIONS-0.9%
International Cabletel, Inc.*................       13,333         316,659
  Telecommunications services
Vodafone Group ADRs..........................       20,326         785,092
                                                             -------------
  British cellular operator
                                                                 1,101,751
                                                             -------------
                                                                 5,083,813
                                                             -------------
TRANSPORT & SERVICE--3.2%

PROFESSIONAL SERVICE-1.5%
United Healthcare Corp. .....................       46,000       1,742,250
                                                             -------------
  Manages health maintenance services

RAILROADS-1.7%
Burlington Northern Santa Fe.................       24,500       2,018,187
                                                             -------------
  Railroad systems operations in U.S.
                                                                 3,760,437
                                                             -------------
MISCELLANEOUS--6.8%

DIVERSIFIED-4.9%
Loews Corp. .................................       44,000       3,635,500
  Tobacco; hotel; insurance subsidiary
Tyco International Ltd. .....................       44,600       2,213,275
                                                             -------------
  Fire protection systems: cable, solar
                                                                 5,848,775
                                                             -------------

LIMITED PARTNERSHIP-TIMBER-1.2%
Plum Creek Timber Co. L.P. ..................       55,000       1,471,250
                                                             -------------
  Lumber and wood products

REAL ESTATE INVESTMENT TRUST-0.7%
General Growth Properties, Inc. .............       35,000         883,750
                                                             -------------
  Real estate investment trust
                                                                 8,203,775
                                                             -------------

TOTAL COMMON STOCKS
  (cost $78,415,496).........................                  103,793,493
                                                             -------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
WINTHROP GROWTH AND INCOME FUND

                                                 SHARES          VALUE
                                               -----------   -------------
CONVERTIBLE
 PREFERRED STOCK--3.3%
Airtouch Communications, Inc. Cl. B Cv. Pfd.
  6.000%.....................................       40,728   $   1,155,657
  Wireless communications services
Airtouch Communications, Inc. Cl. C Cv. Pfd.
  4.250%.....................................       21,156         981,109
  Wireless communications services
Corning, Inc. Mips, Cv. Pfd 6.000%...........       10,000         560,000
  Specialty material communications, consumer
  products/services
RJR Nabisco Holdings Corp., Cv. Pfd. ........      230,000       1,293,750
                                                             -------------
  Manufactures tobacco and food products
TOTAL PREFERRED STOCKS
  (cost $4,033,838)..........................                    3,990,516
                                                             -------------


                                                PRINCIPAL
                                                 AMOUNT
                                               -----------

U.S. GOVERNMENT
 AGENCIES--1.8%
Federal National Mortgage Assn. 7.400%,
  07/01/04...................................  $ 1,000,000       1,051,690
Federal Home Loan Bank
  7.460%, 09/09/04...........................    1,000,000       1,056,320
                                                             -------------
TOTAL U.S. GOVERNMENT AGENCIES
  (cost $1,953,819)..........................                    2,108,010
                                                             -------------
                                                PRINCIPAL
                                                 AMOUNT          VALUE
                                               -----------   -------------

U.S. GOVERNMENT
 OBLIGATIONS--5.2%
United States Treasury Strips
  0.000%, 05/15/11...........................  $ 1,425,000   $     542,796
United States Treasury Strips
  0.000%, 11/15/11...........................    3,000,000       1,102,199
United States Treasury Strips
  0.000%, 02/15/12...........................    3,100,000       1,111,908
United States Treasury Strips
  0.000%, 11/15/14...........................    4,000,000       1,178,600
United States Treasury Strips
  0.000%, 11/15/18...........................   10,294,000       2,283,826
                                                             -------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (cost $6,157,079)..........................                    6,219,329
                                                             -------------

COMMERCIAL PAPER--3.3%
General Electric Capital Corp.
  5.200%, 11/01/96...........................    1,225,000       1,225,000
General Electric Capital Corp.
  5.35%, 11/06/96............................    1,470,000       1,468,908
Ford Motor Credit Corp.
  5.250%, 11/05/96...........................    1,315,000       1,314,233
                                                             -------------
TOTAL COMMERCIAL PAPER
  (amortized cost $4,008,141)................                    4,008,141
                                                             -------------

TOTAL INVESTMENTS--99.8%
  (cost $94,568,373).........................                  120,119,489
                                                             -------------

CASH AND OTHER ASSETS
  NET OF LIABILITIES-0.2%....................                      228,627
                                                             -------------

NET ASSETS--100.0%...........................                $ 120,348,116
                                                             -------------
                                                             -------------

*   Non-income producing

SEE NOTES TO FINANCIAL STATEMENTS.

Winthrop Focus Funds--Statement of Investments OCTOBER 31, 1996

--------------------------------------------------------------------------------
WINTHROP AGGRESSIVE GROWTH FUND
COMMON STOCKS--99.3%

BASIC MATERIALS--5.7%                            SHARES          VALUE
                                               -----------   -------------
CHEMICALS-4.8%
Puron Co.....................................       91,700   $   1,925,700
  Manufactures non-metallic industrial
  products
Hanna (M.A.) Co..............................      213,500       4,536,875
  Special chemicals, polymers
LeaRonal, Inc................................      105,600       2,336,400
  Electroplating process
Loctite Corp. ...............................       44,000       2,579,500
                                                             -------------
  Chemical sealants, adhesives
                                                                11,378,475
                                                             -------------

PAPER-0.9%
Caraustar Industries, Inc. ..................       69,400       2,029,950
                                                             -------------
  Manufactures low-cost recycled paperboard
                                                                13,408,425
                                                             -------------
CAPITAL GOODS/
 CONSTRUCTION--21.2%
AEROSPACE-2.4%
Teleflex, Inc................................       85,500       4,114,687
  Aerospace controls; medical products
Whittaker Corp.*.............................      114,000       1,610,250
                                                             -------------
  Aerospace: fluid control/electric systems
                                                                 5,724,937
                                                             -------------

BUILDING & CONSTRUCTION-10.9%
Applied Power, Inc. Cl. A....................      101,900       3,668,400
  Manufactures hydraulic industrial/
  construction equipment materials
Carlisle Companies, Inc......................       94,700       5,386,063
  Manufactures rubber, plastic, metal
  products
Clarcor, Inc.................................       77,050       1,675,838
  Manufactures filtration/consumer products
Cuno, Inc.*..................................       66,250       1,060,000
  Manufactures filtration products
Lydall, Inc.*................................      212,100       4,692,712
  Engineered fiber materials
Osmonics, Inc.*..............................      174,900       3,716,625
  Reverse osmosis/ultrafiltration
Regal Beloit Corp............................      158,000       2,804,500
  Manufactures tools and power transmissions
RPM, Inc., Ohio..............................      149,750       2,508,313
                                                             -------------
  Protective coatings
                                                                25,512,451
                                                             -------------
ELECTRICAL EQUIPMENT-4.9%
AptarGroup, Inc..............................       77,300       2,492,925
  Manufacturer of packaging components:
  pumps, valves
Bearings, Inc................................       71,450       1,857,700
  Distributor of bearings & power
  transmissions
Belden, Inc..................................      105,200       3,024,500
  Manufacturer of electrical wire, cable
EG & G, Inc..................................       67,900       1,196,738
  Scientific equipment, systems & services
Woodhead Industries, Inc.....................      211,800       2,912,250
                                                             -------------
  Electrical specialty products
                                                                11,484,113
                                                             -------------
ENVIRONMENTAL CONTROL-1.4%
Donaldson, Inc...............................      109,200       3,194,100
                                                             -------------
  Engine air cleaners, mufflers

                                                 SHARES          VALUE
                                               -----------   -------------

MACHINERY-1.6%
AGCO Corp....................................       65,000   $   1,649,375
  Manufacturer and distributor of
  agricultural equipment
Commercial Intertech Corp....................       46,650         518,981
  Engineers metal components
Core Industries, Inc.........................      125,900       1,668,175
                                                             -------------
  Manufacturer of specialty products
                                                                 3,836,531
                                                             -------------

                                                                49,752,132
                                                             -------------
CONSUMER CYCLICAL--28.0%

APPAREL/TEXTILE-3.4%
Interface, Inc. Cl. A........................       76,300       1,287,563
  Manufacturer of carpet/tile
Unifi, Inc...................................       82,500       2,567,813
  Texturizing polyester yarns
Unitog Co....................................      152,500       4,117,500
                                                             -------------
  Rent/sell industrial uniforms
                                                                 7,972,876
                                                             -------------

AUTO RELATED-7.1%
Amcast Industrial Corp. .....................      134,700       2,744,512
  Technology-intensive metal products
Armor All Products Corp. ....................      109,000       1,825,750
  Produces auto cleaners and protectants
Augat, Inc. .................................       57,900       1,592,250
  Manufactures electromechanical components
Donnelly Corp. Cl. A.........................      141,600       2,814,300
  Manufactures auto glass products
Modine Manufacturing Co. ....................       96,400       2,385,900
  Auto parts: heating, air-conditioning
Myers Industries, Inc. ......................      157,295       2,438,072
  Tire service/plastic products
Smith (A.O.) Corp. ..........................       89,500       2,349,375
  Automotive products, electric motors,
  piping systems
Thompson PBE, Inc.*..........................       51,900         376,275
                                                             -------------
  Distributor of auto paints/supplies
                                                                16,526,434
                                                             -------------

FOOD SERVICE/LODGING-4.1%
Marcus Corp..................................      115,650       2,573,212
  Hotels, restaurants, theatres
Sbarro, Inc..................................      141,800       3,739,975
  Italian fast food restaurant
Universal Foods Corp. .......................       93,400       3,304,025
                                                             -------------
  Specialty products: yeast, cheese
                                                                 9,617,212
                                                             -------------

HOUSEHOLD FURNITURE/APPLIANCE-4.2%
Chromcraft Revington, Inc.*..................      115,800       2,981,850
  Designs/manufactures furniture
Crown Crafts, Inc. ..........................       26,800         257,950
  Manufactures home furnishing products
Ekco Group, Inc.*............................       88,900         300,037
  Manufactures kitchen/household products
HON Industries, Inc..........................       75,000       2,625,000
  Manufacturer of office furniture/ home
  building products
Rival Co. ...................................       82,000       1,927,000
  Small household appliances and personal
  care products
Stanhome, Inc. ..............................       68,400       1,812,600
                                                             -------------
  Consumer products/household items
                                                                 9,904,437
                                                             -------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
WINTHROP AGGRESSIVE GROWTH FUND

                                                 SHARES          VALUE
                                               -----------   -------------
LEISURE RELATED-2.4%
Jostens, Inc. ...............................       91,800   $   1,973,700
  School class rings, yearbooks
K2, Inc. ....................................      163,200       3,753,600
                                                             -------------
  Snow skis, fish tackle, industrial products
                                                                 5,727,300
                                                             -------------
PRINTING & PUBLISHING-4.8%
American Business Products, Inc. ............      142,000       3,159,500
  Business forms and supplies
Banta Corp. .................................      139,250       2,941,656
  Printing/graphic/video services
Lee Enterprises, Inc.........................      136,200       3,115,575
  Newspaper publishing: radio, TV
Meredith Corp................................       39,000       1,959,750
                                                             -------------
  Publishing, broadcasting, real estate &
  cable TV
                                                                11,176,481
                                                             -------------
RETAIL-GENERAL-2.0%
Arbor Drugs, Inc. ...........................      111,150       2,514,769
  Operates drugstores in Michigan
Department 56, Inc.*.........................       98,000       2,156,000
                                                             -------------
  Distributor of collectibles & gifts
                                                                 4,670,769
                                                             -------------
                                                                65,595,509
                                                             -------------
CONSUMER STAPLES--12.3%

DRUGS-3.0%
Bergen Brunswig Corp. Cl. A..................       91,700       2,877,088
  Pharmaceutical suppliers
Scherer (R.P.) Corp.*........................       55,900       2,592,362
  Manufacturer of drug delivery systems
West Co., Inc................................       61,100       1,642,063
                                                             -------------
  Pharmaceutical packaging
                                                                 7,111,513
                                                             -------------
FOODS-2.9%
Dean Foods Co................................       50,000       1,450,000
  Milk & dairy: food items
Flowers Industries, Inc......................      149,550       3,495,731
  Baked, convenience, snack food
Longhorn Steaks, Inc.*.......................       68,600       1,097,600
  Operates full-service restaurants
Sanfilippo (John B. & Son), Inc.*............      142,400         854,400
                                                             -------------
  Processes/packages/distributes snacks
                                                                 6,897,731
                                                             -------------
HOSPITAL SUPPLIES & SERVICES-4.0%
Beckman Instruments, Inc. ...................       87,600       3,219,300
  Manufactures laboratory instruments
Nellcor Puritan Bennett*.....................       77,000       1,501,500
  Electronic patient monitoring systems
Sierra Health Services*......................       95,600       2,736,550
  Healthcare provider
SpaceLabs Medical, Inc.*.....................       92,700       1,877,175
                                                             -------------
  Manufactures patient monitoring products
                                                                 9,334,525
                                                             -------------
RETAIL-FOOD & DRUGS-2.4%
General Nutrition Cos.*......................       80,000       1,460,000
  Operates chain health product stores
Hannaford Brothers Co. ......................       69,600       2,096,700
  Distributor: food/supermarkets
Luby's Cafeterias, Inc.......................       95,300       2,001,300
                                                             -------------
  Cafeteria style restaurants
                                                                 5,558,000
                                                             -------------
                                                                28,901,769
                                                             -------------

                                                 SHARES          VALUE
                                               -----------   -------------
ENERGY--2.2%

OIL-DOMESTIC-1.0%
MAPCO, Inc. .................................       51,900   $   1,615,387
  Coal, LP-gas pipeline: crude
Wiser Oil Co.................................       45,000         708,750
                                                             -------------
  Exploration and production of oil and gas
  in fifteen states
                                                                 2,324,137
                                                             -------------

OIL-SUPPLIES & CONSTRUCTION-1.2%
Tidewater, Inc...............................       62,100       2,716,875
                                                             -------------
  Offshore service vessels
                                                                 5,041,012
                                                             -------------
FINANCIAL--14.8%

BANKS-8.0%
First American Corp. of Tennessee............      104,000       5,174,000
  Commercial banking: TN
First Commerce Corp..........................      107,100       3,802,050
  Commercial banking: LA, MS
FirstMerit Corp..............................      110,000       3,575,000
  Commercial banking: OH
First Virginia Banks, Inc....................       60,200       2,693,950
  Commercial banking: VA
Washington Mutual, Inc.......................       80,200       3,388,450
                                                             -------------
  Savings bank, Pacific, NW
                                                                18,633,450
                                                             -------------

INSURANCE-6.8%
Hartford Steam Boiler Inspection &
  Insurance Co. .............................       65,700       2,833,313
  Insurance/engineering services
Mercury Finance Co...........................      187,500       2,156,250
  Consumer finance & insurance
Old Republic International Corp..............      115,200       2,851,200
  Insurance: life, disability, property,
  casualty
Poe & Brown, Inc. ...........................       87,700       2,263,756
  General insurance agency
Protective Life Corp.........................       71,100       2,452,950
  Financial service provider
ReliaStar Financial Corp.....................       63,000       3,339,000
                                                             -------------
  Insurance/financial services
                                                                15,896,469
                                                             -------------
                                                                34,529,919
                                                             -------------
PUBLIC UTILITIES--1.0%

GAS-1.0%
WICOR, Inc...................................       67,450       2,402,906
                                                             -------------
  Utility holding: Wisconsin gas
TECHNOLOGY--7.8%

ELECTRONICS-4.6%
DH Technology, Inc.*.........................       53,700       1,248,525
  Manufactures dot matrix printheads
Mark IV Industries, Inc......................       65,000       1,405,625
  Power transfer equipment/audio transfer
  equipment
Methode Electronics, Inc. Cl. A..............      241,650       4,712,175
  Electronic component devices
Pioneer Standard Electronics, Inc............      234,450       2,461,725
  Distributor: electronic components
VeriFone, Inc.*..............................       30,000       1,008,750
                                                             -------------
  Manufactures transaction automation systems
                                                                10,836,800
                                                             -------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
WINTHROP AGGRESSIVE GROWTH FUND

                                                 SHARES          VALUE
                                               -----------   -------------
OFFICE EQUIPMENT-2.6%
Hunt Manufacturing Corp. ....................      173,500   $   2,927,813
  Manufactures & distributes office and art
  products
Miller (Herman), Inc.........................       75,000       3,234,375
                                                             -------------
  Manufacturer of office furniture
                                                                 6,162,188
                                                             -------------

TELECOMMUNICATIONS-0.6%
Glenayre Technologies, Inc.*.................       50,000       1,287,500
                                                             -------------
  Manufacturer of telecommunications
  equipment
                                                                18,286,488
                                                             -------------
TRANSPORT & SERVICE--3.5%
PROFESSIONAL SERVICES-1.9%
CDI Corp.*...................................       53,000       1,457,500
  Engineering & technical services
Interim Services, Inc.*......................       25,200       1,008,000
  Temporary help services
Jacobs Engineering Group, Inc.*..............       92,450       2,045,456
                                                             -------------
  Full service engineering organization
                                                                 4,510,956
                                                             -------------
TRUCKING & SHIPPING-1.6%
Werner Enterprises, Inc......................      207,000       3,622,500
                                                             -------------
  Motor carrier: general freight
                                                                 8,133,456
                                                             -------------
MISCELLANEOUS--2.8%
DIVERSIFIED-2.0%
Brady (W.H.) Cl. A...........................      107,700       2,544,413
  Manufactures adhesives & coatings
Ruddick Corp.................................      166,600       2,165,800
                                                             -------------
  Food supermarkets; thread/yarn
                                                                 4,710,213
                                                             -------------

                                                 SHARES          VALUE
                                               -----------   -------------
REAL ESTATE INVESTMENT TRUST-0.8%
Merry Land & Investment Co., Inc. ...........       85,000   $   1,785,000
                                                             -------------
  Acquisition, development & operation of
  income producing properties
                                                                 6,495,213
                                                             -------------
TOTAL COMMON STOCKS
  (cost $191,840,461)........................                  232,546,829
                                                             -------------

COMMERCIAL                                      PRINCIPAL
 PAPER--0.8%                                     AMOUNT
                                               -----------

General Electric Capital Corp.
  5.200%, 11/01/96...........................  $ 1,447,000       1,447,000
General Electric Capital Corp.
  5.250%, 11/04/96...........................      320,000         319,860
                                                             -------------
  TOTAL COMMERCIAL PAPER
  (amortized cost $1,766,860)................                    1,766,860
                                                             -------------
TOTAL INVESTMENTS--100.1%
(cost $193,607,321)..........................                  234,313,689
                                                             -------------

CASH AND OTHER ASSETS
  NET OF LIABILITIES--(0.1)%.................                     (292,508)
                                                             -------------

NET ASSETS--100.0%...........................                $ 234,021,181
                                                             -------------
                                                             -------------

*   Non-income producing

SEE NOTES TO FINANCIAL STATEMENTS.

Winthrop Focus Funds--Statement of Investments OCTOBER 31, 1996

--------------------------------------------------------------------------------
WINTHROP FIXED INCOME FUND

U.S. GOVERNMENT                                 PRINCIPAL
 OBLIGATIONS--52.3%                              AMOUNT          VALUE
                                               -----------   -------------
United States Treasury Notes
  9.000%, 05/15/98...........................  $   500,000   $     524,485
United States Treasury Notes
  8.250%, 07/15/98...........................      950,000         989,026
United States Treasury Notes
  9.250%, 08/15/98...........................      500,000         529,615
United States Treasury Notes
  8.000%, 08/15/99...........................      750,000         790,050
United States Treasury Notes
  7.500%, 10/31/99...........................    4,000,000       4,169,160
United States Treasury Notes
  7.750%, 01/31/00...........................    2,500,000       2,631,600
United States Treasury Notes
  8.500%, 02/15/00...........................      500,000         537,660
United States Treasury Notes
  7.750%, 02/15/01...........................    2,000,000       2,128,020
United States Treasury Notes
  8.000%, 05/15/01...........................    1,400,000       1,506,890
United States Treasury Notes
  7.500%, 11/15/01...........................    3,500,000       3,709,685
United States Treasury Notes
  7.250%, 05/15/04...........................    3,500,000       3,705,555
United States Treasury Notes
  7.250%, 08/15/04...........................    4,250,000       4,500,325
United States Treasury Notes
  6.500%, 08/15/05...........................    2,000,000       2,022,400
United States Treasury Strips
  0.000%, 11/15/07...........................    5,300,000       2,588,042
                                                             -------------

TOTAL U.S. GOVERNMENT OBLIGATIONS
  (cost $29,691,678).........................                   30,332,513
                                                             -------------

U.S. GOVERNMENT
 AGENCIES--30.8%
Federal Home Loan Mortgage Corp.
  Pool #90350 7.000%, 07/01/99...............    1,126,841       1,139,870
Federal National Mortgage Assn.
  8.550%, 08/30/99...........................      400,000         426,028
Federal Home Loan Mortgage Corp.
  Pool #22016 8.750%, 10/01/01...............       29,453          30,346
Tennessee Valley Power Authority
  7.450%, 10/15/01...........................    1,500,000       1,565,625
Federal National Mortgage Assn.
  Pool #312088 7.000%, 06/01/02..............    2,353,181       2,372,300
Federal National Mortgage Assn.
  Pool #76368 9.250%, 09/01/03...............      140,333         147,876
Federal National Mortgage Assn.
  Pool #76378 9.250%, 09/01/03...............      249,343         262,745
Federal National Mortgage Assn.
  7.600%, 04/14/04...........................    1,000,000       1,003,310
Federal National Mortgage Assn.
  8.250%, 10/12/04...........................      600,000         623,166
Federal National Mortgage Assn.
  8.400%, 10/25/04...........................      650,000         678,528
Federal Home Loan Mortgage Corp.
  8.800%, 11/17/04...........................      500,000         513,535
Federal National Mortgage Assn.
  8.550%, 12/10/04...........................    1,000,000       1,025,980
Federal National Mortgage Assn.
  6.700%, 11/10/05...........................    1,000,000         986,040
Government National Mortgage Assn.
  Pool #93401 9.500%, 01/15/10...............      319,399         342,955
Federal Home Loan Mortgage Corp.
  5.000%, 12/15/12...........................    1,000,000         993,839
Federal Home Loan Mortgage Corp.
  Pool #260499 10.000%, 04/01/16.............      208,037         226,240
Federal Home Loan Mortgage Corp.
  Pool #292065 8.500%, 04/01/17..............    2,084,395       2,161,257

                                                PRINCIPAL
                                                 AMOUNT          VALUE
                                               -----------   -------------
Federal National Mortgage Assn.
  Pool #270674 9.000%, 09/01/17..............  $   762,878   $     802,929
Federal Home Loan Mortgage Corp.
  Pool #606523 7.779%, 10/01/19..............      995,900       1,030,757
Federal National Mortgage Assn.
  Pool #224635 9.000%, 09/01/20..............      272,836         287,160
Government National Mortgage Assn.
  Pool #296254 9.500%, 09/15/20..............       16,902          18,243
Federal National Mortgage Assn.
  Pool #124211 7.038%, 12/01/21..............    1,202,979       1,233,805
                                                             -------------
TOTAL U.S. GOVERNMENT AGENCIES
  (cost $17,659,806).........................                   17,872,534
                                                             -------------

CORPORATE BONDS--14.6%

FOREIGN-4.5%
Santander Financial Issuances
  7.875%, 04/15/05...........................    1,500,000       1,580,625
Santander Financial Issuances
  7.250%, 05/30/06...........................    1,000,000       1,017,500
                                                             -------------

                                                                 2,598,125
                                                             -------------
CONSUMER PRODUCTS & SERVICES-1.7%
Anheuser Busch Cos.
  7.000%, 09/01/05...........................    1,000,000       1,010,000
                                                             -------------
FINANCIAL-4.1%
First National Bank of Boston
  7.375%, 09/15/06...........................    1,000,000       1,025,000
Ford Motor Credit Co.
  7.750%, 11/15/02...........................      350,000         371,000
Sears Roebuck Acceptance Corp.
  6.900%, 08/01/03...........................    1,000,000       1,013,750
                                                             -------------

                                                                 2,409,750
                                                             -------------
INDUSTRIAL-1.7%
DuPont (E.I.) de Nemours & Co.
  8.500%, 02/15/03...........................      900,000         966,375
                                                             -------------
PUBLIC UTILITIES-2.6%
Duke Power Co.
  6.375%, 03/01/08...........................    1,550,000       1,491,875
                                                             -------------
TOTAL CORPORATE BONDS
  (cost $8,203,878)..........................                    8,476,125
                                                             -------------

COMMERCIAL PAPER--1.8%
General Electric Capital Corp.
  5.250%, 11/01/96...........................      420,000         420,000
General Electric Capital Corp.
  5.350%, 11/05/96...........................      640,000         639,620
                                                             -------------
TOTAL COMMERCIAL PAPER
  (amortized cost $1,059,620)................                    1,059,620
                                                             -------------
TOTAL INVESTMENTS--99.5%
  (cost $56,614,982).........................                   57,740,792
                                                             -------------

CASH AND OTHER ASSETS
  NET OF LIABILITIES--0.5%...................                      276,560
                                                             -------------

NET ASSETS--100.0%...........................                $  58,017,352
                                                             -------------
                                                             -------------

SEE NOTES TO FINANCIAL STATEMENTS.

Winthrop Focus Funds--Statement of Investments OCTOBER 31, 1996

--------------------------------------------------------------------------------
WINTHROP MUNICIPAL TRUST FUND

                                                PRINCIPAL
MUNICIPAL BONDS--98.1%                           AMOUNT          VALUE
                                               -----------   -------------
ALABAMA-0.5%
McIntosh, Alabama (Ciba Geigy Project),
  Variable Rate
  3.600%, 07/01/04...........................  $   200,000   $     200,000
                                                             -------------

ARIZONA-3.7%
Arizona State Wastewater
  Management Authority
  6.000%, 07/01/00...........................      600,000         631,500
Arizona State University
  Refunding Ser. A
  6.500%, 07/01/01...........................      750,000         810,000
                                                             -------------
                                                                 1,441,500
                                                             -------------

CALIFORNIA-5.2%
California State
  5.500%, 04/01/07...........................    1,000,000       1,037,500
Los Angeles County, California
  5.125%, 09/01/08...........................    1,000,000         986,250
                                                             -------------
                                                                 2,023,750
                                                             -------------

COLORADO-5.3%
Denver, Colorado City &
  County Airport
  6.750%, 11/15/22...........................    2,000,000       2,087,500
                                                             -------------

ILLINOIS-10.6%
Chicago, Illinois Metropolitan Water
  Reclamation District
  5.750%, 12/01/01...........................    1,000,000       1,053,750
Chicago, Illinois
  5.800%, 01/01/08...........................    1,000,000       1,042,500
Chicago, Illinois O'Hare International
  Airport
  5.500%, 01/01/08...........................    1,000,000       1,011,250
Chicago, Illinois Metropolitan Water
  Reclamation District
  6.300%, 12/01/09...........................    1,000,000       1,071,250
                                                             -------------
                                                                 4,178,750
                                                             -------------

INDIANA-5.3%
Indiana University Revenue
  Student Fee Ser. K
  6.500%, 08/01/05...........................    1,000,000       1,101,250
Indiana Highway Transportation
  Finance Authority Ser. A
  5.250%, 06/01/09...........................    1,000,000         995,000
                                                             -------------
                                                                 2,096,250
                                                             -------------

IOWA-2.7%
Iowa Student Loan Liquidation Corp.
  6.800%, 03/01/05...........................    1,000,000       1,077,500
                                                             -------------
LOUISIANA-2.7%
Louisiana Public Facility Authority
  Revenue Student Loan Ser. A
  6.750%, 09/01/06...........................    1,000,000       1,057,500
                                                             -------------

                                                PRINCIPAL
                                                 AMOUNT          VALUE
                                               -----------   -------------
MASSACHUSETTS-5.3%
Massachusetts State
  Water Resources Ser. B
  5.700%, 11/01/02...........................  $ 1,000,000   $   1,052,500
Massachusetts State
  Refunding Ser. B
  5.500%, 11/01/07...........................    1,000,000       1,036,250
                                                             -------------
                                                                 2,088,750
                                                             -------------

MISSOURI-5.2%
Missouri State Health & Education Facility
  5.100%, 05/15/09...........................    1,000,000         981,250
Missouri State Environment Import & Energy
  Resource Authority Pollution Control
  Revenue
  5.800%, 09/01/09...........................    1,000,000       1,043,750
                                                             -------------
                                                                 2,025,000
                                                             -------------

NEBRASKA-2.5%
Omaha Public Power District,
  Nebraska Electric Ser. D
  5.100%, 02/01/08...........................    1,000,000         998,750
                                                             -------------

NEW JERSEY-2.8%
University of Medicine & Dentistry
  New Jersey Ser. E
  6.400%, 12/01/07...........................    1,000,000       1,098,750
                                                             -------------

NEW YORK-14.5%
New York City Municipal Assistance Corp.
  4.300%, 07/01/99...........................    1,000,000       1,001,250
New York State Urban Development Corp.
  5.300%, 01/01/05...........................    1,670,000       1,655,388
New York, New York Ser. E
  5.500%, 08/01/05...........................    1,000,000         981,250
New York State Dormitory Authority Revenue
  6.500%, 05/15/06...........................    1,000,000       1,070,000
New York City, New York Ser. G
  5.750%, 02/01/08...........................    1,000,000         980,000
                                                             -------------
                                                                 5,687,888
                                                             -------------

OHIO-4.8%
Columbus, Ohio Sewer Refunding
  6.200%, 06/01/04...........................      740,000         804,750
Ohio State Water Development
  Authority Revenue
  5.750%, 06/01/04...........................    1,000,000       1,062,500
                                                             -------------
                                                                 1,867,250
                                                             -------------

PENNSYLVANIA-2.6%
Allegheny County, Pennsylvania
  Sanitation Authority Sewer Revenue
  5.200%, 12/01/00...........................    1,000,000       1,030,000
                                                             -------------

PUERTO RICO-2.6%
Puerto Rico Commonwealth Refunding
  5.100%, 07/01/02...........................    1,000,000       1,020,000
                                                             -------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
WINTHROP MUNICIPAL TRUST FUND

                                                PRINCIPAL
                                                 AMOUNT          VALUE
                                               -----------   -------------
TEXAS-13.4%
Texas Water Development Board Revenue
  5.000%, 07/15/07...........................  $ 1,100,000   $   1,090,375
Dallas, Texas
  5.500%, 02/15/08...........................    1,000,000       1,013,750
University of Texas, Permanent
  University Funding
  4.600%, 07/01/08...........................    1,200,000       1,129,500
Texas State Refunding Ser. A
  6.000%, 10/01/08...........................    1,000,000       1,071,250
San Antonio, Texas Electric & Gas
  5.000%, 02/01/12...........................    1,000,000         956,250
                                                             -------------
                                                                 5,261,125
                                                             -------------
UTAH-0.5%
Carbon County, Utah Pollution Control
  Revenue, Variable Rate
  3.600%, 11/01/24...........................      200,000         200,000
                                                             -------------

VIRGINIA-2.6%
Arlington County, Virginia
  5.250%, 08/01/98...........................    1,000,000       1,022,500
                                                             -------------
                                                PRINCIPAL
                                                 AMOUNT          VALUE
                                               -----------   -------------

WASHINGTON-5.3%
Washington State Public Power Supply Ser. 1B
  7.100%, 07/01/00...........................  $ 1,000,000   $   1,073,750
Washington State Public Power Supply
  5.500%, 07/01/10...........................    1,000,000         986,250
                                                             -------------
                                                                 2,060,000
                                                             -------------
TOTAL INVESTMENTS--98.1%
  (cost $37,970,658).........................                   38,522,763
                                                             -------------

CASH AND OTHER ASSETS
  NET OF LIABILITIES--1.9%...................                      759,820
                                                             -------------

NET ASSETS--100.0%...........................                $  39,282,583
                                                             -------------
                                                             -------------

SEE NOTES TO FINANCIAL STATEMENTS.

WINTHROP FOCUS FUNDS--STATEMENT OF ASSETS AND LIABILITIES OCTOBER 31, 1996
--------------------------------------------------------------------------------

                                                                 GROWTH AND      AGGRESSIVE       FIXED        MUNICIPAL
                                                 GROWTH FUND     INCOME FUND    GROWTH FUND    INCOME FUND     TRUST FUND
                                                 ------------   -------------   ------------   ------------   ------------
ASSETS:
    Investments in securities, at value
      (cost $57,026,331, $94,568,373,
      $193,607,321, $56,614,982, and
      $37,970,658, respectively)...............  $ 71,296,507   $ 120,119,489   $234,313,689   $ 57,740,792   $ 38,522,763

    Cash.......................................        83,876           4,074          5,808          2,762         90,825
    Receivable for investment securities sold..            --         191,519      1,022,634             --             --
    Receivable for capital stock sold..........        54,017         167,121         43,944         48,763             --
    Dividends and interest receivable..........        71,476         253,389        190,682        854,589        677,353
    Reimbursement due from advisor.............            --              --             --         36,458             --
    Deferred organization costs (Note A).......            --              --             --             --         36,849
                                                 ------------   -------------   ------------   ------------   ------------
        Total assets...........................    71,505,876     120,735,592    235,576,757     58,683,364     39,327,790
                                                 ------------   -------------   ------------   ------------   ------------
LIABILITIES:
    Payable to investment advisor..............        44,782          65,898        156,714             --          9,347
    Payable for investment securities
      purchased................................            --              --        882,831             --             --
    Payable for capital stock redeemed.........         1,755          66,027        156,496        568,673             --
    Dividend payable...........................            --              --             --         81,215         26,090
    Accrued expenses and other liabilities.....       186,538         255,551        359,535         16,124          9,770
                                                 ------------   -------------   ------------   ------------   ------------
        Total liabilities......................       233,075         387,476      1,555,576        666,012         45,207
                                                 ------------   -------------   ------------   ------------   ------------
NET ASSETS.....................................  $ 71,272,801   $ 120,348,116   $234,021,181   $ 58,017,352   $ 39,282,583
                                                 ------------   -------------   ------------   ------------   ------------
                                                 ------------   -------------   ------------   ------------   ------------
NET ASSETS CONSIST OF:
    Captial paid-in............................  $ 50,170,496   $  83,140,185   $198,457,734   $ 57,869,723   $ 39,456,749
    Undistributed net investment income........       249,883         299,663        987,511             --             --
    Accumulated net realized gain (loss) on
      investments..............................     6,582,246      11,357,152     (6,130,432)      (978,181)      (726,271)
    Net unrealized appreciation of
      investments..............................    14,270,176      25,551,116     40,706,368      1,125,810        552,105
                                                 ------------   -------------   ------------   ------------   ------------
                                                 $ 71,272,801   $ 120,348,116   $234,021,181   $ 58,017,352   $ 39,282,583
                                                 ------------   -------------   ------------   ------------   ------------
                                                 ------------   -------------   ------------   ------------   ------------
CLASS A SHARES:
    Net assets.................................  $ 68,096,263   $ 113,803,332   $227,716,423   $ 56,388,381   $ 38,793,745
                                                 ------------   -------------   ------------   ------------   ------------
                                                 ------------   -------------   ------------   ------------   ------------
    Shares outstanding.........................     5,366,136       6,623,733     12,367,697      5,600,504      3,876,067
                                                 ------------   -------------   ------------   ------------   ------------
                                                 ------------   -------------   ------------   ------------   ------------
  Net asset value and redemption value per
    share......................................        $12.69          $17.18         $18.41         $10.07         $10.01
                                                        -----           -----          -----          -----          -----
                                                        -----           -----          -----          -----          -----
  Maximum offering price per share (net asset
    value plus sales charge of 4.75% of
    offering price)............................        $13.32          $18.04         $19.33         $10.57         $10.51
                                                        -----           -----          -----          -----          -----
                                                        -----           -----          -----          -----          -----
CLASS B SHARES:
    Net assets.................................  $  3,176,538   $   6,544,784   $  6,304,758   $  1,628,971   $    488,838
                                                 ------------   -------------   ------------   ------------   ------------
                                                 ------------   -------------   ------------   ------------   ------------
    Shares outstanding.........................       251,457         381,690        343,773        161,789         48,842
                                                 ------------   -------------   ------------   ------------   ------------
                                                 ------------   -------------   ------------   ------------   ------------
  Net asset value and offering price per
    share......................................        $12.63          $17.15         $18.34         $10.07         $10.01
                                                        -----           -----          -----          -----          -----
                                                        -----           -----          -----          -----          -----

SEE NOTES TO FINANCIAL STATEMENTS.

WINTHROP FOCUS FUNDS--STATEMENT OF OPERATIONS FOR THE YEAR ENDED OCTOBER 31,
1996
--------------------------------------------------------------------------------

                                                        GROWTH AND     AGGRESSIVE       FIXED        MUNICIPAL
INVESTMENT INCOME:                      GROWTH FUND    INCOME FUND    GROWTH FUND    INCOME FUND     TRUST FUND
                                        ------------   ------------   ------------   ------------   ------------
    Dividends.........................  $ 1,121,267    $ 2,501,284    $ 4,159,903    $        --    $        --
    Interest..........................      112,421        700,142        186,769      3,878,126      1,958,533
                                        ------------   ------------   ------------   ------------   ------------
        Total investment income.......    1,233,688      3,201,426      4,346,672      3,878,126      1,958,533
                                        ------------   ------------   ------------   ------------   ------------
EXPENSES:
    Investment advisory fees (Note
      B)..............................      476,341        714,397      1,774,607        360,520        242,321
    Distribution fees--Class A (Note
      B)..............................      225,915        372,389        802,958        208,372        141,896
    Distribution fees--Class B (Note
      B)..............................        9,651         21,572         22,502          6,565          1,775
    Legal fees........................       12,000         20,000         41,000         10,000          8,000
    Transfer agent fees...............      100,000        141,000        318,000         63,000         44,000
    Custodian fees....................       53,000         76,000        129,000         61,500         46,000
    Auditing fees.....................       10,000         16,000         38,000          9,000          8,500
    Printing fees.....................       15,000         20,000         51,000         14,000         11,000
    Trustees' fees....................        7,500          8,000         20,000          7,500          5,500
    Registration Fees.................       21,400         23,699         43,453         23,000         19,700
    Miscellaneous.....................       12,862         28,635         59,888         16,893          8,929
    Amortization of organization costs
      (Note A)........................           --             --             --             --         21,243
                                        ------------   ------------   ------------   ------------   ------------
                                            943,669      1,441,692      3,300,408        780,350        558,864
        Less expenses reimbursed by
          investment advisor..........           --             --             --       (198,923)      (249,651)
                                        ------------   ------------   ------------   ------------   ------------
        Net expenses..................      943,669      1,441,692      3,300,408        581,427        309,213
                                        ------------   ------------   ------------   ------------   ------------

NET INVESTMENT INCOME.................      290,019      1,759,734      1,046,264      3,296,699      1,649,320
                                        ------------   ------------   ------------   ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS--Note C:
    Net realized gain (loss)
      on investments..................    6,591,571     11,355,940      9,125,357       (765,991)       172,684
    Net change in unrealized
      appreciation on investments.....    4,528,416      7,715,321     18,057,004       (148,726)      (352,918)
                                        ------------   ------------   ------------   ------------   ------------
    Net realized and unrealized gain
      (loss) on investments...........   11,119,987     19,071,261     27,182,361       (914,717)      (180,234)
                                        ------------   ------------   ------------   ------------   ------------

INCREASE IN NET ASSETS FROM
  OPERATIONS..........................  $11,410,006    $20,830,995    $28,228,625    $ 2,381,982    $ 1,469,086
                                        ------------   ------------   ------------   ------------   ------------
                                        ------------   ------------   ------------   ------------   ------------

SEE NOTES TO FINANCIAL STATEMENTS.

WINTHROP FOCUS FUNDS--STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  GROWTH FUND                GROWTH AND INCOME FUND
                                                        -------------------------------  -------------------------------
                                                           YEAR ENDED       YEAR ENDED      YEAR ENDED       YEAR ENDED
                                                            10/31/96         10/31/95        10/31/96         10/31/95
                                                        -----------------  ------------  -----------------  ------------
OPERATIONS:
    Net investment income.............................     $   290,019      $  184,388     $   1,759,734     $1,462,066
    Net realized gain on investments..................       6,591,571       3,855,434        11,355,940      2,114,892
    Net change in unrealized appreciation on
      investments.....................................       4,528,416       2,214,074         7,715,321      8,320,026
                                                        -----------------  ------------  -----------------  ------------
    Increase in net assets from operations............      11,410,006       6,253,896        20,830,995     11,896,984
                                                        -----------------  ------------  -----------------  ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Investment income:
      Class A.........................................        (199,179)        (58,068)       (1,560,079)    (1,501,908)
      Class B.........................................         --               --               (26,691)        --
    Realized gains on investments--Class A............      (3,854,607)     (3,314,586)       (2,114,222)    (2,851,832)
                                                        -----------------  ------------  -----------------  ------------
    Total Dividends and Distributions to
      Shareholders....................................      (4,053,786)     (3,372,654)       (3,700,992)    (4,353,740)
                                                        -----------------  ------------  -----------------  ------------

CAPITAL STOCK TRANSACTIONS--(NET) Note D..............       7,970,431         610,099        15,243,210     13,411,750
                                                        -----------------  ------------  -----------------  ------------
    Total increase in net assets......................      15,326,651       3,491,341        32,373,213     20,954,994
NET ASSETS:
    Beginning of year.................................      55,946,150      52,454,809        87,974,903     67,019,909
                                                        -----------------  ------------  -----------------  ------------
    End of year (including undistributed net
      investment income of $249,883 and $159,043 for
      the Growth Fund at 10/31/96 and 10/31/95,
      respectively, and $299,663 and $126,699 for the
      Growth and Income Fund at 10/31/96 and 10/31/95,
      respectively)...................................     $71,272,801      $55,946,150    $ 120,348,116     $87,974,903
                                                        -----------------  ------------  -----------------  ------------
                                                        -----------------  ------------  -----------------  ------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                                    AGGRESSIVE
                                                                    GROWTH FUND                 FIXED INCOME FUND
                                                           -----------------------------   ---------------------------
                                                            YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                                             10/31/96        10/31/95        10/31/96       10/31/95
                                                           -------------   -------------   ------------   ------------
OPERATIONS:
    Net investment income................................  $  1,046,264    $    405,162    $ 3,296,699    $ 2,662,154
    Net realized gain (loss) on investments..............     9,125,357       4,891,763       (765,991)       221,384
    Net change in unrealized appreciation on
      investments........................................    18,057,004      13,889,695       (148,726)     2,303,777
                                                           -------------   -------------   ------------   ------------
    Increase in net assets from operations...............    28,228,625      19,186,620      2,381,982      5,187,315
                                                           -------------   -------------   ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Investment income:
      Class A............................................      (463,915)        --          (3,263,578)    (2,662,154)
      Class B............................................       --              --             (33,121)       --
    Realized gains on investments--Class A...............    (4,882,667)     (6,165,603)       --             --
                                                           -------------   -------------   ------------   ------------
    Total Dividends and Distributions to Shareholders....    (5,346,582)     (6,165,603)    (3,296,699)    (2,662,154)
                                                           -------------   -------------   ------------   ------------

CAPITAL STOCK TRANSACTIONS--(NET) Note D.................     8,409,509      45,084,159      5,047,283     12,209,472
                                                           -------------   -------------   ------------   ------------
    Total increase in net assets.........................    31,291,552      58,105,176      4,132,566     14,734,633
NET ASSETS:
    Beginning of year....................................   202,729,629     144,624,453     53,884,786     39,150,153
                                                           -------------   -------------   ------------   ------------
    End of year (including undistributed net investment
      income of $987,511 and $405,162 for the Aggressive
      Growth Fund at 10/31/96 and 10/31/95,
      respectively)......................................  $234,021,181    $202,729,629    $58,017,352    $53,884,786
                                                           -------------   -------------   ------------   ------------
                                                           -------------   -------------   ------------   ------------

                                                                                               MUNICIPAL
                                                                                              TRUST FUND
                                                                                      ---------------------------
                                                                                       YEAR ENDED     YEAR ENDED
                                                                                        10/31/96       10/31/95
                                                                                      ------------   ------------
OPERATIONS:
    Net investment income...........................................................  $ 1,649,320    $ 1,426,670
    Net realized gain (loss) on investments.........................................      172,684       (559,335)
    Net change in unrealized appreciation on investments............................     (352,918)     2,549,446
                                                                                      ------------   ------------
    Increase in net assets from operations..........................................    1,469,086      3,416,781
                                                                                      ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Investment Income:
      Class A.......................................................................   (1,642,490)    (1,426,670)
      Class B.......................................................................       (6,830)       --
                                                                                      ------------   ------------
    Total Dividends and Distributions to Shareholders...............................   (1,649,320)    (1,426,670)
                                                                                      ------------   ------------

CAPITAL STOCK TRANSACTIONS--(NET) Note D............................................      404,039      2,598,461
                                                                                      ------------   ------------
    Total increase in net assets....................................................      223,805      4,588,572
NET ASSETS:
    Beginning of year...............................................................   39,058,778     34,470,206
                                                                                      ------------   ------------
    End of year.....................................................................  $39,282,583    $39,058,778
                                                                                      ------------   ------------
                                                                                      ------------   ------------

SEE NOTES TO FINANCIAL STATEMENTS.

WINTHROP FOCUS FUNDS--NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1996
--------------------------------------------------------------------------------

NOTE (A) SIGNIFICANT ACCOUNTING POLICIES. Winthrop Focus Funds ("Winthrop" or "Funds") operates as a series company currently consisting of five portfolios (the "Portfolios"): Winthrop Growth Fund, Winthrop Growth and Income Fund, Winthrop Aggressive Growth Fund, Winthrop Fixed Income Fund, and Winthrop Municipal Trust Fund. Winthrop, organized as a Massachusetts business trust on November 26, 1985, constitutes a diversified, open-end investment company which is registered under the Investment Company Act of 1940, as amended ("Act").

The Funds account separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them on a pro rata basis. On February 7, 1996, at a special meeting, the shareholders of Winthrop approved a new multiple class distribution structure.

Effective February 28, 1996, each Fund commenced offering two classes of shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Both classes have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Wood Struthers & Winthrop Management Corp. (the "Advisor") is a wholly-owned subsidiary of Donaldson, Lufkin & Jenrette Securities Corporation, which is a wholly-owned subsidiary of Donaldson, Lufkin and Jenrette, Inc. ("DLJ"). DLJ is an independently operated, indirect subsidiary of The Equitable Companies Incorporated. The Funds' financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by Winthrop.

  (1) SECURITY VALUATION: Securities and options traded on national exchanges and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price at the close of the New York Stock Exchange. Securities for which there have been no sales on such day are valued at the mean of the current bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities, except short-term securities, may be valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices but take into account institutional size, trading in similar groups of securities and any developments related to the specific securities. Short-term investments, those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market value.

  (2) REPURCHASE AGREEMENTS: The Funds may enter into repurchase agreements with financial institutions, deemed to be credit worthy by the Funds' Advisor, subject to the seller's agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed-upon price. Securities purchased subject to repurchase agreements are deposited with the Funds' custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Funds maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

  (3) FEDERAL INCOME TAXES: The Funds intend to be treated as "regulated investment companies" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of their net taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. The Fixed Income Fund has an unused capital loss carryover of approximately $892,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 1996. If not applied, $155,000 of the carryover expires in fiscal 2002 and $737,000 expires in fiscal 2004. The Municipal Trust Fund has an unused capital loss carryover of approximately $726,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 1996. If not applied, $167,000 of the carryover expires in fiscal 2002 and $559,000 expires in fiscal 2003.

  (4) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Security transactions are accounted for on the date securities are purchased or sold. Security gains and losses are determined on the identified cost basis. Discounts on fixed income securities are accreted to interest income over the life of the security or until an applicable call date if sooner, with a corresponding increase in cost basis; premiums are amortized on municipal securities only, with a corresponding decrease in cost basis.

--------------------------------------------------------------------------------
  (5) DIVIDENDS AND DISTRIBUTIONS: Dividends and distributions to shareholders are recorded on the ex-dividend date.

  (6) DEFERRED ORGANIZATION COSTS: The Municipal Trust Fund will reimburse the Advisor for costs incurred in connection with the Municipal Trust Fund's organization. The costs are being amortized on a straight-line basis over five years commencing July 28, 1993.

NOTE (B) ADVISORY AND DISTRIBUTION SERVICES AGREEMENT: Under its Advisory Agreement with Winthrop, the Advisor will provide investment advisory services and order placement facilities for Winthrop and pay all compensation of Trustees of Winthrop who are affiliated persons of the Advisor. The Advisor or its affiliates will also furnish Winthrop, without charge, management supervision and assistance and office facilities. Winthrop will pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund:
Growth Fund, .750 of 1% of the first $100,000,000, .500 of 1% of the balance; Growth and Income Fund, .750 of 1% of the first $75,000,000, .500 of 1% of the balance; Aggressive Growth Fund, .875 of 1% of the first $100,000,000, .750 of 1% of the next $100,000,000 and .625 of 1% of net assets in excess of $200,000,000; Fixed Income Fund, .625 of 1% of the first $100,000,000, .500 of
1% of the balance; and Municipal Trust Fund, .625 of 1% of the first $100,000,000, .500 of 1% of the balance. Such fees will be accrued daily and paid monthly.

The Advisory Agreement provides that the Advisor will reimburse Winthrop for its expenses (exclusive of interest, taxes, brokerage, distribution services fees and extraordinary expenses, all to the extent permitted by applicable state securities law and regulations) which in any year exceed the limits prescribed by any state in which shares of Winthrop are qualified for sale. Winthrop believes that presently the most restrictive applicable expense ratio limitation imposed on Winthrop by any state is 2 1/2% of average net assets of the first $30 million, 2% of average net assets of the next $70 million and 1 1/2% of average net assets in excess of $100 million. Commencing November 1, 1995 through April 30, 1997 the Advisor has agreed, in its sole discretion, to reduce its management fees and reimburse operating expenses by the amount that Total Fund Operating Expenses exceed 1.00% of the average daily net assets of the Class A shares and 1.70% of the average daily net assets of the Class B shares of the Fixed Income Fund. For the Municipal Trust Fund, during the period November 1, 1995 through May 31, 1996, the Advisor reduced its management fees and reimbursed operating expenses by the amount that Total Fund Operating Expenses exceeded 1.00% of the average daily net assets of the Class A shares and 1.70% of the average daily net assets of the Class B shares. For the period June 1, 1996 through December 31, 1996, the Advisor has agreed, with respect to the Municipal Trust Fund, to reduce its management fees and reimburse operating expenses by the amount that Total Fund Operating Expenses exceed .50% of the average daily net assets of its Class A shares and 1.20% of the average daily net assets of its Class B shares. After April 30, 1997, with respect to the Fixed Income Fund, and December 31, 1996, with respect to the Municipal Trust Fund, the Advisor may, in its sole discretion, determine to continue to pay certain expenses of the Fixed Income Fund or the Municipal Trust Fund or it may discontinue this practice with respect to both or either of such Funds. As a result of the voluntary assumption of expenses, the Advisor reimbursed the Fixed Income Fund and Municipal Trust Fund $198,923 and $249,651, respectively, during the year ended October 31, 1996.

Pursuant to Rule 12b-1 under the Act, Winthrop has entered into a Distribution Services Agreement (the "Agreement") with Donaldson, Lufkin & Jenrette Securities Corporation, Winthrop's Distributor, under which Winthrop pays a distribution services fee to the Distributor at an annual rate of up to .30 of 1% of the average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to Class B shares. Under the Agreement, each Fund is obligated to pay distribution and/or service fees to the Distributor as compensation for its distribution and service activities, not as reimbursement for specific expenses incurred. If the Distributor's expenses exceed its distribution and service fees, the Fund will not be obligated to pay any additional expenses. If the Distributor's expenses are less than such distribution and service fees, it will retain its full fees and realize a profit. In addition, the Agreement provides that the Advisor may use its own resources including fees from investment companies (including Winthrop) to finance the distribution of Winthrop's shares.

--------------------------------------------------------------------------------
NOTE (C) INVESTMENT TRANSACTIONS: For federal income tax purposes, the cost of securities owned at October 31, 1996, was substantially the same as the cost of securities for financial statement purposes. At October 31, 1996, the components of the net unrealized appreciation (depreciation) on investments were as follows:

                                                 GROWTH     GROWTH & INCOME   AGGRESSIVE GROWTH  FIXED INCOME  MUNICIPAL TRUST
                                                  FUND            FUND              FUND             FUND           FUND
                                              ------------  ----------------  -----------------  ------------  ---------------
Gross appreciation (investments having an
  excess of value over cost)................  $ 15,219,174    $ 28,155,008      $  45,002,877     $1,283,350     $   692,298
Gross depreciation (investments having an
  excess of cost over value)................      (948,998)     (2,603,892)        (4,296,509)      (157,540)       (140,193)
                                              ------------  ----------------  -----------------  ------------  ---------------
Net unrealized appreciation of investments..  $ 14,270,176    $ 25,551,116      $  40,706,368     $1,125,810     $   552,105
                                              ------------  ----------------  -----------------  ------------  ---------------
                                              ------------  ----------------  -----------------  ------------  ---------------

    For the year ended October 31, 1996, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

                                                 GROWTH     GROWTH & INCOME   AGGRESSIVE GROWTH  FIXED INCOME  MUNICIPAL TRUST
                                                  FUND            FUND              FUND             FUND           FUND
                                              ------------  ----------------  -----------------  ------------  ---------------
Purchases...................................  $ 41,538,207    $ 55,336,292      $  82,201,292     $54,993,415   $  30,309,442
Sales.......................................    37,021,885      45,154,566         77,183,567     49,832,173       29,966,630

NOTE (D) SHARES OF BENEFICIAL INTEREST: There is an unlimited number of shares ($0.01 par value) authorized.

    Transactions in shares of beneficial interest were as follows:

                                                        GROWTH FUND                             GROWTH & INCOME FUND
                                      ------------------------------------------------  -------------------------------------
                                                                                                                   YEAR ENDED
                                           PERIOD ENDED              YEAR ENDED               PERIOD ENDED          OCTOBER
                                         OCTOBER 31, 1996         OCTOBER 31, 1995          OCTOBER 31, 1996        31, 1995
                                      -----------------------  -----------------------  -------------------------  ----------
                                       SHARES       AMOUNT      SHARES       AMOUNT       SHARES       AMOUNT        SHARES
                                      ---------  ------------  ---------  ------------  ----------  -------------  ----------
CLASS A
Shares sold.........................    659,662  $  7,791,827    532,740  $  5,466,192   1,164,764  $  18,470,066   1,461,088
Shares issued through reinvestment
  of dividends......................    323,919     3,499,542    287,842     2,878,417     197,158      2,969,907     263,368
                                      ---------  ------------  ---------  ------------  ----------  -------------  ----------
                                        983,581    11,291,369    820,582     8,344,609   1,361,922     21,439,973   1,724,456
                                      ---------  ------------  ---------  ------------  ----------  -------------  ----------
Shares redeemed.....................   (544,548)   (6,369,265)  (743,608)   (7,734,510)   (775,120)   (12,425,324)   (697,917)
                                      ---------  ------------  ---------  ------------  ----------  -------------  ----------
Net increase........................    439,033  $  4,922,104     76,974  $    610,099     586,802  $   9,014,649   1,026,539
                                      ---------  ------------  ---------  ------------  ----------  -------------  ----------
                                      ---------  ------------  ---------  ------------  ----------  -------------  ----------
CLASS B*
Shares sold.........................    257,899  $  3,126,900                              397,069  $   6,478,685
Shares issued through reinvestment
  of dividends......................         --            --                                1,551         25,566
                                      ---------  ------------                           ----------  -------------
                                        257,899     3,126,900                              398,620      6,504,251
                                      ---------  ------------                           ----------  -------------
Shares redeemed.....................     (6,442)      (78,573)                             (16,930)      (275,690)
                                      ---------  ------------                           ----------  -------------
Net increase........................    251,457  $  3,048,327                              381,690  $   6,228,561
                                      ---------  ------------                           ----------  -------------
                                      ---------  ------------                           ----------  -------------

                                         AMOUNT
                                      ------------
CLASS A
Shares sold.........................  $ 19,316,205
Shares issued through reinvestment
  of dividends......................     3,373,871
                                      ------------
                                        22,690,076
                                      ------------
Shares redeemed.....................    (9,278,326)
                                      ------------
Net increase........................  $ 13,411,750
                                      ------------
                                      ------------
CLASS B*
Shares sold.........................
Shares issued through reinvestment
  of dividends......................
Shares redeemed.....................
Net increase........................

--------------------------------------------------------------------------------

                                              AGGRESSIVE GROWTH FUND                             FIXED INCOME FUND
                              ------------------------------------------------------  ---------------------------------------
                                                                                                                  YEAR ENDED
                                     PERIOD ENDED                 YEAR ENDED                 PERIOD ENDED         OCTOBER 31,
                                   OCTOBER 31, 1996            OCTOBER 31, 1995            OCTOBER 31, 1996          1995
                              --------------------------  --------------------------  --------------------------  -----------
                                SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT        SHARES
                              -----------  -------------  -----------  -------------  -----------  -------------  -----------
CLASS A
Shares sold.................    2,166,779  $  37,617,929    4,656,242  $  72,414,139    1,462,054  $  14,868,063    2,205,344
Shares issued through
  reinvestment of
  dividends.................      299,334      4,999,339      382,815      5,692,460      228,562      2,298,998      178,087
                              -----------  -------------  -----------  -------------  -----------  -------------  -----------
                                2,466,113     42,617,268    5,039,057     78,106,599    1,690,616     17,167,061    2,383,431
                              -----------  -------------  -----------  -------------  -----------  -------------  -----------
Shares redeemed.............   (2,302,746)   (40,353,318)  (2,074,286)   (33,022,440)  (1,365,005)   (13,732,889)  (1,159,789)
                              -----------  -------------  -----------  -------------  -----------  -------------  -----------
Net increase................      163,367  $   2,263,950    2,964,771  $  45,084,159      325,611  $   3,434,172    1,223,642
                              -----------  -------------  -----------  -------------  -----------  -------------  -----------
                              -----------  -------------  -----------  -------------  -----------  -------------  -----------
CLASS B*
Shares sold.................      349,790  $   6,251,446                                  167,890  $   1,673,750
Shares issued through
  reinvestment of
  dividends.................           --             --                                    3,016         29,872
                              -----------  -------------                              -----------  -------------
                                  349,790      6,251,446                                  170,906      1,703,622
                              -----------  -------------                              -----------  -------------
Shares redeemed.............       (6,017)      (105,887)                                  (9,117)       (90,511)
                              -----------  -------------                              -----------  -------------
Net increase................      343,773  $   6,145,559                                  161,789  $   1,613,111
                              -----------  -------------                              -----------  -------------
                              -----------  -------------                              -----------  -------------

                                 AMOUNT
                              -------------
CLASS A
Shares sold.................  $  21,904,065
Shares issued through
  reinvestment of
  dividends.................      1,772,956
                              -------------
                                 23,677,021
                              -------------
Shares redeemed.............    (11,467,549)
                              -------------
Net increase................  $  12,209,472
                              -------------
                              -------------
CLASS B*
Shares sold.................
Shares issued through
  reinvestment of
  dividends.................
Shares redeemed.............
Net increase................

*   Winthrop commenced offering Class B shares on February 28, 1996.

                                               MUNICIPAL TRUST FUND
                              ------------------------------------------------------
                                     PERIOD ENDED                 YEAR ENDED
                                   OCTOBER 31, 1996            OCTOBER 31, 1995
                              --------------------------  --------------------------
                                SHARES        AMOUNT        SHARES        AMOUNT
                              -----------  -------------  -----------  -------------
CLASS A
Shares sold.................      778,590  $   7,762,187    1,175,181  $  11,478,178
Shares issued through
  reinvestment of
  dividends.................      130,153      1,298,598      112,223      1,098,286
                              -----------  -------------  -----------  -------------
                                  908,743      9,060,785    1,287,404     12,576,464
                              -----------  -------------  -----------  -------------
Shares redeemed.............     (916,513)    (9,136,736)  (1,030,022)    (9,978,003)
                              -----------  -------------  -----------  -------------
Net increase (decrease).....       (7,770) $     (75,951)     257,382  $   2,598,461
                              -----------  -------------  -----------  -------------
                              -----------  -------------  -----------  -------------
CLASS B*
Shares sold.................       48,213  $     473,753
Shares issued through
  reinvestment of
  dividends.................          629          6,237
                              -----------  -------------
                                   48,842        479,990
                              -----------  -------------
Shares redeemed.............           --             --
                              -----------  -------------
Net increase................       48,842  $     479,990
                              -----------  -------------
                              -----------  -------------

CLASS A
Shares sold.................
Shares issued through
  reinvestment of
  dividends.................
Shares redeemed.............
Net increase (decrease).....
CLASS B*
Shares sold.................
Shares issued through
  reinvestment of
  dividends.................
Shares redeemed.............
Net increase................

*   Winthrop commenced offering Class B shares on February 28, 1996.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The table below sets forth financial data for a share of capital stock outstanding throughout each period presented. This information has been derived from information provided in the financial statements.

                                                                                                      RATIO OF
                               NET                                                                      NET
                             REALIZED                                                        RATIO    INVESTMENT
                               AND                             NET                  NET        OF      INCOME
                             UNREALIZED                       ASSET               ASSETS    EXPENSES   (LOSS)
         NET ASSET           GAINS OR  DIVIDENDS  DISTRIBUTIONS  VALUE,           END OF       TO        TO              AVERAGE
          VALUE,     NET     (LOSSES)  FROM NET     FROM       END                PERIOD    AVERAGE   AVERAGE   PORTFOLIO COMMISSION
         BEGINNING INVESTMENT    ON    INVESTMENT  CAPITAL      OF      TOTAL      (000       NET       NET     TURNOVER   RATE
         OF PERIOD  INCOME   SECURITIES  INCOME     GAINS     PERIOD   RETURN++  OMITTED)   ASSETS(2) ASSETS(2)  RATE      PAID
         --------- --------  --------  ---------  ---------  --------  --------  ---------  --------  --------  -------  --------
GROWTH FUND--YEARS ENDED OCTOBER 31,
Class A
1996     $ 11.35   $0.053    $2.107    ($0.038)   ($0.782)   $12.69     20.32%   $68,096      1.48%     0.47%    60.6%   $0.06
1995       10.82    0.037     1.190     (0.012)    (0.685)   11.35      12.21     55,946      1.63      0.35    101.7      N/A
1994       10.97    0.014     0.435       --       (0.599)   10.82       4.15     52,455      1.65      0.06     28.2      N/A
1993       11.10    0.061     1.386     (0.077)    (1.500)   10.97      14.36     49,446      1.36      0.56     61.7      N/A
1992       11.45    0.123     0.418     (0.163)    (0.728)   11.10       4.66     48,678      1.26      1.11     65.7      N/A
Class B (3)
1996       11.88   (0.013)    0.763       --         --      12.63       6.40      3,177      2.17(1)  (0.34) (1)  60.6  0.06
GROWTH AND INCOME FUND--YEARS ENDED OCTOBER 31,
Class A
1996     $ 14.57   $0.266    $2.935    ($0.241)   ($0.350)   $17.18     22.60%   $113,803     1.36%     1.68%    44.0%   $0.06
1995       13.38    0.254     1.769     (0.266)    (0.567)   14.57      16.10     87,975      1.58      1.94     31.8      N/A
1994       13.42    0.244     0.358     (0.223)    (0.419)   13.38       4.58     67,020      1.64      1.88     25.9      N/A
1993       12.35    0.270     1.720     (0.271)    (0.649)   13.42      16.93     52,166      1.33      2.12     36.4      N/A
1992*      12.03    0.083     0.572     (0.165)    (0.170)   12.35      16.39(1)  46,457      1.32(1)   1.99(1)  14.4      N/A
                           YEAR ENDED JUNE 30,
Class A
1992       11.70    0.320     0.916     (0.234)    (0.672)   12.03      10.45     45,342      1.35      2.62     29.0      N/A
                           YEAR ENDED OCTOBER 31,
Class B (3)
1996       16.05    0.136     1.109     (0.145)      --      17.15       7.67      6,545      1.99(1)   1.06(1)  44.0    0.06
AGGRESSIVE GROWTH FUND--YEARS ENDED OCTOBER 31,
Class A
1996     $ 16.61   $0.084    $2.162    ($0.037)   ($0.409)   $18.41     13.80%   $227,716     1.47%     0.48%    35.1%   $0.06
1995       15.65    0.035     1.621       --       (0.696)   16.61      11.10    202,730      1.64      0.23     25.1      N/A
1994       16.11    0.105     0.603     (0.026)    (1.142)   15.65       4.67    144,624      1.70     (0.04)    31.6      N/A
1993       14.00    0.123     3.195     (0.011)    (1.197)   16.11      25.34     77,903      1.44      0.32    134.3      N/A
1992**     14.16    0.011     1.482     (0.027)    (1.626)   14.00      13.95(1)  39,683      1.74(1)   0.10(1) 164.1      N/A
                          YEAR ENDED DECEMBER 31,
Class A
1991       10.16    0.023     5.090     (0.024)    (1.089)   14.16      50.55     33,340      1.89      0.18     91.3      N/A
                          YEAR ENDED OCTOBER 31,
Class B (3)
1996       17.41   (0.023)    0.953       --         --      18.34       5.28      6,305      2.15(1)  (0.34) (1)  35.1  0.06
FIXED INCOME FUND--YEARS ENDED OCTOBER 31,
Class A
1996     $ 10.22   $0.577    ($0.150)  ($0.577)   $  --      $10.07      4.34%   $56,388      1.00%     5.72%    90.2%     N/A
1995        9.66    0.588     0.560     (0.588)      --      10.22      12.23     53,885      1.00      5.90     66.1      N/A
1994       10.93    0.567    (1.027)    (0.567)    (0.243)    9.66      (4.37)    39,150      0.93      5.58     55.9      N/A
1993       10.40    0.622     0.567     (0.622)    (0.037)   10.93      11.79     40,881      0.83      5.79     95.6      N/A
1992       10.08    0.695     0.320     (0.695)      --      10.40      10.37     32,358      0.51      6.71     62.8      N/A
Class B (3)
1996       10.22    0.339    (0.150)    (0.339)      --      10.07       2.23      1,629      1.70(1)   5.03(1)  90.2      N/A
MUNICIPAL TRUST FUND--YEARS ENDED OCTOBER 31,
Class A
1996     $ 10.06   $0.425    ($0.050)  ($0.425)   $  --      $10.01      3.83%   $38,794      0.80%     4.26%    79.3%     N/A
1995        9.51    0.389     0.550     (0.389)      --      10.06      10.06     39,059      1.00      3.97     49.3      N/A
1994       10.10    0.365    (0.590)    (0.365)      --       9.51      (2.27)    34,470      0.83      3.71     42.5      N/A
1993+      10.00    0.085     0.100     (0.085)      --      10.10       7.15(1)  33,794      0.75(1)   3.28(1)   --       N/A
Class B (3)
1996       10.12    0.248    (0.110)    (0.248)      --      10.01       1.42        489      1.23(1)   3.81(1)  79.3      N/A

------------------------
  * FOR THE PERIOD 7/1/92 TO 10/31/92.
 ** FOR THE PERIOD 1/1/92 TO 10/31/92.
  + COMMENCEMENT OF OPERATIONS FOR THE MUNICIPAL TRUST FUND WAS JULY 28, 1993. ++ TOTAL RETURN IS CALCULATED ASSUMING AN INITIAL INVESTMENT MADE AT THE NET
    ASSET VALUE AT THE BEGINNING OF THE PERIOD, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS AT NET ASSET VALUE DURING THE PERIOD, AND REDEMPTION ON THE LAST DAY OF THE PERIOD. INITIAL SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE IS NOT REFLECTED IN THE CALCULATION OF TOTAL RETURN. TOTAL RETURN CALCULATED FOR A PERIOD OF LESS THAN ONE YEAR IS NOT ANNUALIZED.
 (1) ANNUALIZED
 (2) NET OF VOLUNTARY ASSUMPTION BY ADVISOR OF EXPENSES, EXPRESSED AS A PERCENTAGE OF AVERAGE NET ASSETS, AS FOLLOWS: GROWTH AND INCOME FUND, .01%, FOR THE YEAR ENDED 6/30/92; AGGRESSIVE GROWTH FUND, .01% FOR THE YEAR ENDED 12/31/91; FIXED INCOME FUND CLASS A SHARES, .34%, .51%, .67%, .58% AND .98%
    FOR THE YEARS ENDED 10/31/96, 95, 94, 93 AND 92, RESPECTIVELY; FIXED INCOME CLASS B SHARES, .34% (ANNUALIZED) FOR THE PERIOD 2/28/96 THROUGH 10/31/96; MUNICIPAL TRUST FUND CLASS A SHARES, .64%, .58%, .77% AND 1.15% (ANNUALIZED) FOR THE YEARS ENDED 10/31/96, 95, 94 AND 93, RESPECTIVELY, AND MUNICIPAL TRUST FUND CLASS B SHARES, .64% (ANNUALIZED) FOR THE PERIOD 2/28/96 THROUGH 10/31/96.
 (3) WINTHROP COMMENCED OFFERING CLASS B SHARES ON FEBRUARY 28, 1996.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of Winthrop Focus Funds:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Winthrop Focus Funds (comprising, respectively, the Winthrop Growth Fund, the Winthrop Growth and Income Fund, the Winthrop Aggressive Growth Fund, the Winthrop Fixed Income Fund and the Winthrop Municipal Trust Fund) as of October 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights, with respect to the Winthrop Growth Fund, Winthrop Fixed Income Fund and Winthrop Municipal Trust Fund, for each of the periods indicated therein and, with respect to the Winthrop Aggressive Growth Fund and Winthrop Growth and Income Fund, for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of Winthrop Aggressive Growth Fund (formerly Neuwirth Fund, Inc.) for the year ended December 31, 1991 and Winthrop Growth and Income Fund (formerly Pine Street Fund, Inc.) for the year ended June 30, 1992, were audited by other auditors whose reports thereon dated January 27, 1992 and August 3, 1992 respectively, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above and audited by us present fairly, in all material respects, the financial position of each of the respective Funds constituting the Winthrop Focus Funds at October 31, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and financial highlights, with respect to the Winthrop Growth Fund, Winthrop Fixed Income Fund and Winthrop Municipal Trust Fund, for each of the indicated periods and, with respect to the Winthrop Aggressive Growth Fund and Winthrop Growth and Income Fund for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                        [SIG]

New York, New York
December 13, 1996

                              WINTHROP FOCUS FUNDS

                                 (800) 225-8011

                                    TRUSTEES

     G. Moffett Cochran            Stig Host             William H. Mathers
                                James L. McCabe          William C. Simpson
       Robert L. Bast
                                Carl B. Menges             Peter F. Krogh
       James A. Engle
                                John J. Sheehan            Stephen K. West
       John J. Halsey
                               Dennis G. Little

                                    OFFICERS

                   G. Moffett Cochran, CHAIRMAN AND PRESIDENT
                       Sam M. D'Agostino, VICE PRESIDENT
                         James A. Engle, VICE PRESIDENT
             Martin Jaffe, VICE PRESIDENT, TREASURER, AND SECRETARY
                        Cathy A. Jameson, VICE PRESIDENT
                      Marybeth B. Leithead, VICE PRESIDENT
                       Hugh M. Neuburger, VICE PRESIDENT
                         Roger W. Vogel, VICE PRESIDENT
                     Brian A. Kammerer, ASSISTANT TREASURER

                               INVESTMENT ADVISOR

                   Wood Struthers & Winthrop Management Corp.
      AN INVESTMENT MANAGEMENT SUBSIDIARY OF DONALDSON, LUFKIN & JENRETTE
                      277 PARK AVENUE, NEW YORK, NY 10172

                                   CUSTODIAN

                                 Citibank, N.A.
                      111 WALL STREET, NEW YORK, NY 10043

                                 TRANSFER AGENT

                               FPS Services, Inc.
                      P.O. BOX 61503 (3200 HORIZON DRIVE)
                         KING OF PRUSSIA, PA 19406-0903

                                  DISTRIBUTOR

              Donaldson, Lufkin & Jenrette Securities Corporation
                      277 PARK AVENUE, NEW YORK, NY 10172

                              INDEPENDENT AUDITORS

                               Ernst & Young LLP
                     787 SEVENTH AVENUE, NEW YORK, NY 10019

                                 LEGAL COUNSEL

                              Sullivan & Cromwell
                      125 BROAD STREET, NEW YORK, NY 10004

  THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE STOCKHOLDERS OF THE FUND. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN
      THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS,
                WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

W O O D, S T R U T H E R S & W I N T H R O P

                                ESTABLISHED 1871

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                                 12458   12/96

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